UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last Day of February

Date of reporting period: March 1, 2021 through August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report

JPMorgan Institutional Trust Funds

August 31, 2021 (Unaudited)

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

LETTER TO SHAREHOLDERS

October 8, 2021 (Unaudited)

Dear Shareholders,

As the global economy continued to rebound in 2021, financial markets largely provided investors with positive returns amid ultra-low interest rates and world-wide efforts to halt the pandemic. However, the way forward has not necessarily been smooth as supply chain bottlenecks, inflationary pressures and the spread of variants of COVID-19 all appear to have slowed progress toward full recovery.

“As the investment environment changes with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios.” — Andrea L. Lisher

Record corporate earnings, accommodative central bank policies, government stimulus and strong consumer spending bolstered global financial markets during the six months ended August 31, 2021. Within fixed income markets, lower rated bonds and high yield debt (also known as “junk bonds”) generally outperformed higher quality corporate credit and sovereign debt, including U.S. Treasury bonds. More broadly, equity markets outperformed fixed income markets during the reporting period: The S&P 500 Index returned 19.5% and the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49%.

While the U.S. Federal Reserve (the “Fed”) has acknowledged that the spread of the delta variant of COVID-19 weighed on economic growth in 2021, it has also noted robust improvement in the U.S. labor market and stronger-than-expected inflationary pressures. In response, the Fed has signaled that it may begin to taper off its $120 billion-a-month asset purchasing program by the end of 2021. Various economic data indicate that growth in consumer spending is likely to continue, particularly in the services sector, and both investment spending and the rebuilding of depleted inventories may increase into 2022.

As the investment environment may change with the advancing economic cycle, J.P. Morgan Asset Management will continue to pursue innovative strategies and seek to apply our experience in risk management to seek to help investors build durable portfolios. We seek to maintain our focus on the needs of our clients and shareholders with the same fundamental practices and principles that have driven our success for more than a century.

On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

Andrea L. Lisher

Head of Americas, Client

J.P. Morgan Asset Management

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

Bond markets generally underperformed equity markets during the period amid continued low interest rates and investor demand for higher returns on investments. Within global fixed income markets, high yield bonds (also called “junk bonds”), emerging markets debt and lower quality investment grade bonds largely outperformed higher quality investment grade corporate bonds, U.S. Treasury bonds and other sovereign debt.

Throughout the period, the U.S. Federal Reserve (the “Fed”) held interest rates at historic lows and maintained the pace of its monthly $120 billion combined asset purchasing programs. However, the Fed said at its July 2021 meeting that it could begin tapering its bond buying by calendar year-end, but that it did not plan to raise interest rates by then. In late August, Fed Chairman Jerome Powell noted that the rate of inflation had increased but reiterated the Fed’s view that inflationary pressures should be temporary.

The Bank of England responded to rising domestic inflation by outlining its plan to eventually withdraw policy support for the economy. Amid a relatively sluggish economic rebound in the European Union, the European Central Bank pledged in July to hold interest rates at record lows for the time being. Notably, South Korea became the first Asian country to raise its interest rates — by 0.25% to 0.75% — amid rising inflation there.

While the global economic reopening continued over the period, the persistence of the pandemic and the emergence of new variants of COVID-19 slowed the pace of growth somewhat and put further strain on the global supply chain.

For the six months ended August 31, 2021, the Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index) returned 1.49% and the Bloomberg Global Multiverse Index (formerly Bloomberg Barclays Global Multiverse Index) returned 0.42%.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.77%
Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)	1.49%

Net Assets as of 8/31/2021 (In Thousands)	$2,148,173
Duration as of 8/31/2021	5.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s security selection in agency residential mortgage-backed securities and agency commercial mortgage-backed securities was a leading contributor to performance. The Fund’s allocation to securitized credit, including non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities, also contributed to relative performance. Within corporate credit, the Fund’s security selection in the financials and industrials sectors also helped relative performance.

The Fund’s shorter duration and underweight allocation to longer maturity bonds was a leading detractor from relative performance as interest rates fell during the period. Generally, bonds with shorter duration will experience a smaller increase in prices compared with longer duration bonds when interest rates fall.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the period, the Fund was underweight in U.S. Treasury securities and overweight in commercial mortgage-backed securities and agency mortgages.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	27.9%
U.S. Treasury Obligations	24.0
Mortgage-Backed Securities	15.2
Collateralized Mortgage Obligations	11.8
Asset-Backed Securities	10.0
Commercial Mortgage-Backed Securities	3.9
Others (each less than 1.0%)	1.8
Short-Term Investments	5.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.77%	1.46%	3.86%	3.84%

*	Not annualized.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Bloomberg U.S. Aggregate Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	0.85%
Bloomberg Intermediate U.S. Government/Credit Index (formerly Bloomberg Barclays Intermediate U.S. Government/Credit Index)	0.80%

Net Assets as of 8/31/2021 (In Thousands)	$87,522
Duration as of 8/31/2021	3.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2021, the Fund outperformed the Bloomberg Intermediate U.S. Government/Credit Index (the “Benchmark”).

Relative to the Benchmark, the Fund’s underweight allocation to U.S. Treasury bonds and its security selection within corporate credit were leading contributors to performance. The Fund’s out-of-Benchmark allocation to mortgage-backed securities was a leading detractor from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION AS OF AUGUST 31, 2021	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	31.2%
U.S. Treasury Obligations	18.8
Collateralized Mortgage Obligations	18.6
Mortgage-Backed Securities	10.7
Commercial Mortgage-Backed Securities	9.1
Asset-Backed Securities	9.1
Others (each less than 1.0%)	0.3
Short-Term Investments	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2021

INCEPTION DATE OF FUND	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	0.85%	0.59%	3.05%	3.03%

*	Not annualized.

TEN YEAR PERFORMANCE (8/31/11 TO 8/31/21)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust and the Bloomberg Intermediate U.S. Government/Credit Index from August 31, 2011 to August 31, 2021. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg Intermediate

U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 28.8%

Aerospace & Defense — 1.0%

Airbus SE (France) 3.95%, 4/10/2047 (a)	150	172

BAE Systems plc (United Kingdom)

1.90%, 2/15/2031 (a)	1,007	985

3.00%, 9/15/2050 (a)	502	499

Boeing Co. (The)

1.17%, 2/4/2023	1,115	1,116

1.95%, 2/1/2024	1,030	1,056

1.43%, 2/4/2024	2,265	2,270

4.88%, 5/1/2025	605	676

2.75%, 2/1/2026	995	1,040

2.20%, 2/4/2026	1,385	1,390

3.10%, 5/1/2026	320	339

5.04%, 5/1/2027	960	1,107

3.25%, 3/1/2028	840	883

5.15%, 5/1/2030	940	1,112

5.71%, 5/1/2040	745	965

L3Harris Technologies, Inc. 1.80%, 1/15/2031	840	820

Leidos, Inc. 2.30%, 2/15/2031	465	458

Northrop Grumman Corp. 3.25%, 1/15/2028	200	219

Precision Castparts Corp. 3.25%, 6/15/2025	897	974

Raytheon Technologies Corp.

3.20%, 3/15/2024	350	372

4.50%, 6/1/2042	2,799	3,502

4.15%, 5/15/2045	543	648

4.35%, 4/15/2047	199	245

		20,848

Airlines — 0.0% (b)

Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	133	140

Automobiles — 0.5%

General Motors Co. 6.13%, 10/1/2025	515	607

Hyundai Capital America

1.15%, 11/10/2022 (a)	1,500	1,510

1.80%, 10/15/2025 (a)	490	496

1.30%, 1/8/2026 (a)	425	420

1.50%, 6/15/2026 (a)	775	771

3.00%, 2/10/2027 (a)	355	376

2.38%, 10/15/2027 (a)	530	542

1.80%, 1/10/2028 (a)	805	801

Nissan Motor Co. Ltd. (Japan)

4.35%, 9/17/2027 (a)	2,393	2,663

4.81%, 9/17/2030 (a)	1,102	1,248

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued

Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	705	704

		10,138

Banks — 4.9%

ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	1,216	1,360

AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	1,165	1,258

ANZ New Zealand Int’l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	778	822

Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a)	263	297

Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	1,250	1,209

Banco Santander SA (Spain)

3.13%, 2/23/2023	400	415

2.75%, 5/28/2025	800	843

1.85%, 3/25/2026	1,000	1,017

2.75%, 12/3/2030	600	603

Bank of America Corp.

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (c)	547	571

(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (c)	526	560

Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	596

3.25%, 10/21/2027	547	597

(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,884

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	8,246	9,057

(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,563

(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	4,685	4,617

Bank of Montreal (Canada) 1.85%, 5/1/2025	950	982

Banque Federative du Credit Mutuel SA (France)

3.75%, 7/20/2023 (a)	540	573

2.38%, 11/21/2024 (a)	813	849

Barclays plc (United Kingdom)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,458

3.65%, 3/16/2025	1,000	1,084

BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	425	456

(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	407	419

(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	323	320

(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (c)	1,065	1,129

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (c)	805	792

2.82%, 1/26/2041 (a)	395	383

BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	632	650

Citigroup, Inc.

4.40%, 6/10/2025	865	962

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	1,004	1,033

4.30%, 11/20/2026	1,200	1,362

6.63%, 1/15/2028	250	324

(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	1,573	1,743

(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (c)	1,000	1,136

(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	2,145	2,206

8.13%, 7/15/2039	223	385

Citizens Bank NA 3.70%, 3/29/2023	720	755

Cooperatieve Rabobank UA (Netherlands)

4.38%, 8/4/2025	783	875

3.75%, 7/21/2026	945	1,046

Credit Agricole SA (France) 4.38%, 3/17/2025 (a)	1,250	1,372

(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	500	512

(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	1,500	1,485

2.81%, 1/11/2041 (a)	470	457

Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (c)	2,110	2,121

Discover Bank

3.35%, 2/6/2023	343	356

4.25%, 3/13/2026	1,205	1,356

HSBC Holdings plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.99%),

3.95%, 5/18/2024 (c)	1,054	1,114

4.25%, 8/18/2025	939	1,039

3.90%, 5/25/2026	200	222

(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	1,007

(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,227

(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	822

(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	1,165

6.10%, 1/14/2042	700	1,032

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	716

KeyBank NA 3.18%, 5/22/2022	729	744

Lloyds Banking Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (c)	612	629

4.58%, 12/10/2025	400	451

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	983

4.38%, 3/22/2028	475	547

Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	760	874

Mizuho Financial Group, Inc. (Japan)

(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	907

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	1,047

(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	763

National Australia Bank Ltd. (Australia)

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (c)	1,025	1,119

2.65%, 1/14/2041 (a)	525	506

Natwest Group plc (United Kingdom)

(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	480	520

4.80%, 4/5/2026	2,010	2,300

(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	290	341

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	958

(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	640	738

Nordea Bank Abp (Finland) 4.25%, 9/21/2022 (a)	945	983

Royal Bank of Canada (Canada) 4.65%, 1/27/2026	337	385

Santander UK Group Holdings plc (United Kingdom)

3.57%, 1/10/2023	200	202

(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	930	933

Societe Generale SA (France)

5.00%, 1/17/2024 (a)	370	402

4.25%, 8/19/2026 (a)	1,950	2,142

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Banks — continued

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	2,205	2,192

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	395	396

3.00%, 1/22/2030 (a)	835	875

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	915	933

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	700	763

(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (c)	400	419

(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (c)	570	596

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	485	481

(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (a) (c)	200	223

Sumitomo Mitsui Financial Group, Inc. (Japan)

4.44%, 4/2/2024 (a)	500	543

1.47%, 7/8/2025	542	550

2.63%, 7/14/2026	872	929

3.04%, 7/16/2029	1,315	1,414

SVB Financial Group Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (c) (d) (e)	1,730	1,795

Truist Financial Corp. 4.00%, 5/1/2025	265	294

UniCredit SpA (Italy)

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (c)	905	921

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	665	666

(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	200	223

(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	300	363

US Bancorp 7.50%, 6/1/2026	1,277	1,639

Wells Fargo & Co.

4.48%, 1/16/2024	702	764

4.10%, 6/3/2026	637	716

(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (c)	2,570	2,783

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	1,120	1,174

4.65%, 11/4/2044	1,180	1,470

4.40%, 6/14/2046	300	366

4.75%, 12/7/2046	325	414

		106,570

Beverages — 0.7%

Anheuser-Busch Cos. LLC (Belgium)

4.70%, 2/1/2036	3,945	4,864

4.90%, 2/1/2046	2,235	2,852

Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	85

Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.35%, 6/1/2040	800	960

4.44%, 10/6/2048	780	943

4.60%, 6/1/2060	375	467

Coca-Cola Femsa SAB de CV (Mexico)

2.75%, 1/22/2030	790	824

1.85%, 9/1/2032	675	648

Constellation Brands, Inc.

4.40%, 11/15/2025	325	366

5.25%, 11/15/2048	220	298

Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	255	275

Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,060	1,125

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	149	167

3.43%, 6/15/2027	250	277

4.99%, 5/25/2038	215	274

		14,425

Biotechnology — 0.6%

AbbVie, Inc.

3.45%, 3/15/2022	937	948

2.80%, 3/15/2023	525	541

3.85%, 6/15/2024	443	478

3.20%, 11/21/2029	1,832	2,002

4.05%, 11/21/2039	1,809	2,125

4.63%, 10/1/2042	480	594

4.40%, 11/6/2042	790	961

4.45%, 5/14/2046	190	233

Amgen, Inc. 3.00%, 1/15/2052	845	846

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Biotechnology — continued

Baxalta, Inc.

3.60%, 6/23/2022	149	152

5.25%, 6/23/2045	50	69

Biogen, Inc.

2.25%, 5/1/2030	1,150	1,168

3.15%, 5/1/2050	310	306

Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	1,194

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,222

		12,839

Building Products — 0.1%

Masco Corp.

2.00%, 10/1/2030	340	335

6.50%, 8/15/2032	600	802

		1,137

Capital Markets — 2.1%

Bank of New York Mellon Corp. (The) 2.80%, 5/4/2026	254	274

Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	429	544

Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	830

Brookfield Finance, Inc. (Canada)

3.90%, 1/25/2028	337	379

4.85%, 3/29/2029	411	490

4.70%, 9/20/2047	427	529

Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	402	436

Credit Suisse Group AG (Switzerland)

3.57%, 1/9/2023 (a)	729	737

3.80%, 6/9/2023	800	844

(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (c)	250	260

(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	490	503

(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,360	1,338

4.28%, 1/9/2028 (a)	1,162	1,299

(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	840	876

Deutsche Bank AG (Germany)

4.25%, 10/14/2021	1,000	1,004

3.30%, 11/16/2022	1,000	1,033

(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,257

(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	797

FMR LLC 6.45%, 11/15/2039 (a)	500	743

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued

Goldman Sachs Group, Inc. (The)

4.25%, 10/21/2025	1,415	1,579

3.50%, 11/16/2026	469	511

(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,910

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	3,776	4,193

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	505	578

(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	863

(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	1,032

(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	1,055	1,067

6.75%, 10/1/2037	685	998

Jefferies Group LLC 6.45%, 6/8/2027	749	936

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	1,000	1,110

(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (c)	575	578

Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	510	508

(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	700	836

Morgan Stanley (SOFR + 1.99%),

2.19%, 4/28/2026 (c)	985	1,024

3.63%, 1/20/2027	3,430	3,816

(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	440	425

(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	1,265	1,564

4.30%, 1/27/2045	485	604

Nomura Holdings, Inc. (Japan)

2.65%, 1/16/2025	1,094	1,147

2.68%, 7/16/2030	700	714

UBS Group AG (Switzerland) 3.49%, 5/23/2023 (a)	269	275

(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	200	205

4.13%, 9/24/2025 (a)	300	334

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	255	255

(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	965	1,043

(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (c)	1,480	1,461

		44,739

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Chemicals — 0.2%

Albemarle Corp. 5.45%, 12/1/2044	150	196

DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	1,295

International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	486

Nutrien Ltd. (Canada)

4.20%, 4/1/2029	175	202

4.13%, 3/15/2035	455	524

5.00%, 4/1/2049	230	310

Union Carbide Corp. 7.75%, 10/1/2096	850	1,554

		4,567

Commercial Services & Supplies — 0.1%

Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	373

Republic Services, Inc. 1.45%, 2/15/2031	910	867

		1,240

Construction & Engineering — 0.1%

Quanta Services, Inc. 2.90%, 10/1/2030	1,440	1,512

Construction Materials — 0.1%

CRH America, Inc. (Ireland)

3.88%, 5/18/2025 (a)	417	457

5.13%, 5/18/2045 (a)	893	1,183

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	844

		2,484

Consumer Finance — 1.2%

AerCap Ireland Capital DAC (Ireland)

4.45%, 12/16/2021	600	605

3.95%, 2/1/2022	775	784

4.50%, 9/15/2023	2,420	2,581

2.88%, 8/14/2024	600	626

6.50%, 7/15/2025	246	287

1.75%, 1/30/2026	860	851

Avolon Holdings Funding Ltd. (Ireland)

3.63%, 5/1/2022 (a)	2,000	2,035

2.88%, 2/15/2025 (a)	450	464

5.50%, 1/15/2026 (a)	1,000	1,131

2.13%, 2/21/2026 (a)	620	619

4.25%, 4/15/2026 (a)	1,200	1,301

4.38%, 5/1/2026 (a)	820	891

2.53%, 11/18/2027 (a)	7,294	7,242

Capital One Financial Corp.

3.20%, 2/5/2025	1,069	1,149

4.20%, 10/29/2025	250	279

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (c) (d) (e)	387	401

General Motors Financial Co., Inc.

1.25%, 1/8/2026	1,781	1,769

4.35%, 1/17/2027	430	484

2.35%, 1/8/2031	1,190	1,179

2.70%, 6/10/2031	910	925

Park Aerospace Holdings Ltd. (Ireland)

4.50%, 3/15/2023 (a)	235	247

5.50%, 2/15/2024 (a)	126	138

		25,988

Containers & Packaging — 0.1%

Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	1,246	1,247

Packaging Corp. of America 4.05%, 12/15/2049	845	1,004

WRKCo, Inc.

3.75%, 3/15/2025	400	435

3.90%, 6/1/2028	170	192

		2,878

Diversified Consumer Services — 0.1%

Pepperdine University Series 2020, 3.30%, 12/1/2059	600	639

University of Southern California Series A, 3.23%, 10/1/2120	570	590

		1,229

Diversified Financial Services — 0.6%

CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,215	1,347

GE Capital Funding LLC 4.40%, 5/15/2030	540	633

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,583	4,349

GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	1,436	1,524

Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	539	556

Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (a)	606	619

ORIX Corp. (Japan) 2.90%, 7/18/2022	553	565

Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	2,280	2,384

Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (a)	513	663

		12,640

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Diversified Telecommunication Services — 0.9%

AT&T, Inc.

2.30%, 6/1/2027	2,340	2,441

1.65%, 2/1/2028	250	250

3.50%, 6/1/2041	646	681

3.55%, 9/15/2055 (a)	2,487	2,544

Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	335	363

Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	232	292

Qwest Corp. 6.75%, 12/1/2021	741	752

Verizon Communications, Inc.

2.63%, 8/15/2026	306	326

2.10%, 3/22/2028	1,495	1,534

4.33%, 9/21/2028	962	1,123

4.40%, 11/1/2034	1,895	2,280

4.27%, 1/15/2036	1,445	1,727

2.65%, 11/20/2040	988	959

3.40%, 3/22/2041	1,060	1,136

4.86%, 8/21/2046	396	516

4.67%, 3/15/2055	400	522

2.99%, 10/30/2056	545	526

3.70%, 3/22/2061	1,045	1,149

		19,121

Electric Utilities — 2.2%

Alabama Power Co. 6.13%, 5/15/2038	239	343

Arizona Public Service Co. 5.05%, 9/1/2041	200	261

Baltimore Gas and Electric Co.

3.50%, 8/15/2046	376	420

2.90%, 6/15/2050	450	457

China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	1,234	1,358

Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	156

Duke Energy Progress LLC

4.10%, 5/15/2042	273	326

4.10%, 3/15/2043	125	152

2.90%, 8/15/2051	820	829

Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	750	819

Edison International 3.55%, 11/15/2024	1,591	1,693

Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	833

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	740	822

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued

Entergy Arkansas LLC

3.50%, 4/1/2026	175	192

2.65%, 6/15/2051	415	401

Entergy Corp. 2.95%, 9/1/2026	336	361

Entergy Louisiana LLC

3.05%, 6/1/2031	629	685

2.90%, 3/15/2051	490	494

Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,893

Evergy, Inc. 2.90%, 9/15/2029	985	1,052

FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	240	288

Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	540

Hydro-Quebec (Canada)

Series HY, 8.40%, 1/15/2022	1,000	1,029

Series IO, 8.05%, 7/7/2024	350	422

ITC Holdings Corp.

2.70%, 11/15/2022	900	923

2.95%, 5/14/2030 (a)	440	468

Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	560	623

John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	713	886

Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	315	357

Nevada Power Co.

Series N, 6.65%, 4/1/2036	100	150

5.45%, 5/15/2041	305	419

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (a)	493	529

1.96%, 6/27/2030 (a)	1,000	990

NRG Energy, Inc.

2.00%, 12/2/2025 (a)	710	725

2.45%, 12/2/2027 (a)	795	809

4.45%, 6/15/2029 (a)	615	687

OGE Energy Corp. 0.70%, 5/26/2023	560	560

Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	675	675

Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	138

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	3,005	3,007

1.75%, 6/16/2022	4,500	4,497

1.37%, 3/10/2023	2,135	2,129

3.45%, 7/1/2025	795	824

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

2.95%, 3/1/2026	500	508

4.20%, 6/1/2041	695	680

3.75%, 8/15/2042 (f)	308	277

4.30%, 3/15/2045	525	515

PECO Energy Co. 2.80%, 6/15/2050	410	414

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	150	160

Pepco Holdings LLC 7.45%, 8/15/2032	316	445

Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,622

Progress Energy, Inc. 7.00%, 10/30/2031	300	418

Public Service Co. of Colorado 3.55%, 6/15/2046	214	239

Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	2,490	3,602

Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	432

Southern California Edison Co.

Series B, 3.65%, 3/1/2028	400	439

Series 08-A, 5.95%, 2/1/2038	200	260

4.05%, 3/15/2042	552	589

Southwestern Public Service Co. 4.50%, 8/15/2041	200	249

Toledo Edison Co. (The) 6.15%, 5/15/2037	300	416

		46,487

Electrical Equipment — 0.0% (b)

Eaton Corp.

7.63%, 4/1/2024	300	349

4.00%, 11/2/2032	170	200

		549

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	190	199

3.25%, 9/8/2024	219	232

3.88%, 1/12/2028	442	486

Corning, Inc. 3.90%, 11/15/2049	1,043	1,203

		2,120

Energy Equipment & Services — 0.1%

Baker Hughes Holdings LLC 5.13%, 9/15/2040	300	386

Halliburton Co. 4.75%, 8/1/2043	540	617

Schlumberger Holdings Corp.

4.00%, 12/21/2025 (a)	13	14

3.90%, 5/17/2028 (a)	1,126	1,259

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued

Schlumberger Investment SA 2.65%, 6/26/2030	800	840

		3,116

Entertainment — 0.0% (b)

Walt Disney Co. (The)

8.88%, 4/26/2023	430	489

6.20%, 12/15/2034	100	142

		631

Equity Real Estate Investment Trusts (REITs) — 1.8%

Alexandria Real Estate Equities, Inc.

3.80%, 4/15/2026	135	150

2.00%, 5/18/2032	980	965

4.00%, 2/1/2050	653	766

American Campus Communities Operating Partnership LP 3.63%, 11/15/2027	500	547

American Tower Corp.

5.00%, 2/15/2024	974	1,074

3.38%, 10/15/2026	312	340

1.50%, 1/31/2028	1,215	1,189

2.10%, 6/15/2030	630	623

1.88%, 10/15/2030	1,090	1,058

3.70%, 10/15/2049	935	1,030

3.10%, 6/15/2050	496	492

2.95%, 1/15/2051	324	314

Boston Properties LP

3.20%, 1/15/2025	532	568

3.65%, 2/1/2026	483	532

Brixmor Operating Partnership LP

3.85%, 2/1/2025	400	434

2.25%, 4/1/2028	840	858

2.50%, 8/16/2031	425	427

Corporate Office Properties LP 2.00%, 1/15/2029	335	332

Crown Castle International Corp.

4.00%, 3/1/2027	264	296

2.25%, 1/15/2031	1,235	1,226

Digital Realty Trust LP 3.70%, 8/15/2027	252	282

Duke Realty LP

3.25%, 6/30/2026	239	260

2.88%, 11/15/2029	380	405

Equinix, Inc. 2.90%, 11/18/2026	1,130	1,210

Essex Portfolio LP 2.65%, 3/15/2032	2,000	2,064

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Equity Real Estate Investment Trusts (REITs) — continued

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	1,604	1,717

2.00%, 3/15/2031	610	592

Healthpeak Properties, Inc.

3.40%, 2/1/2025	17	18

3.50%, 7/15/2029	772	858

Life Storage LP 4.00%, 6/15/2029	859	975

Mid-America Apartments LP 3.95%, 3/15/2029	920	1,049

National Retail Properties, Inc.

4.00%, 11/15/2025	783	868

4.30%, 10/15/2028	620	707

Office Properties Income Trust

4.00%, 7/15/2022	784	805

2.40%, 2/1/2027	980	980

Prologis LP 3.00%, 4/15/2050	905	948

Realty Income Corp. 1.80%, 3/15/2033	530	513

Regency Centers LP 2.95%, 9/15/2029	745	791

Safehold Operating Partnership LP 2.80%, 6/15/2031	2,940	2,970

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	420	451

Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (c)	1,320	1,405

SITE Centers Corp. 4.70%, 6/1/2027	330	371

UDR, Inc.

2.95%, 9/1/2026	382	410

3.00%, 8/15/2031	305	324

2.10%, 8/1/2032	640	624

Ventas Realty LP

3.50%, 2/1/2025	242	261

4.13%, 1/15/2026	114	127

3.25%, 10/15/2026	292	316

3.85%, 4/1/2027	554	619

Welltower, Inc.

2.70%, 2/15/2027	414	439

6.50%, 3/15/2041	350	509

WP Carey, Inc.

4.25%, 10/1/2026	350	396

2.25%, 4/1/2033	1,180	1,153

		38,638

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food & Staples Retailing — 0.4%

7-Eleven, Inc.

1.30%, 2/10/2028 (a)	565	549

2.50%, 2/10/2041 (a)	574	539

Alimentation Couche-Tard, Inc. (Canada)

3.44%, 5/13/2041 (a)	1,275	1,339

3.80%, 1/25/2050 (a)	810	887

3.63%, 5/13/2051 (a)	1,420	1,513

CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	794	969

Series 2013, 4.70%, 1/10/2036 (a)	611	698

Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,423

		7,917

Food Products — 0.2%

Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,607

Campbell Soup Co. 3.13%, 4/24/2050	315	313

Conagra Brands, Inc. 5.30%, 11/1/2038	220	284

Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	153	172

Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	1,500	1,528

Tyson Foods, Inc.

4.88%, 8/15/2034	300	374

5.15%, 8/15/2044	210	279

		4,557

Gas Utilities — 0.2%

Atmos Energy Corp.

0.63%, 3/9/2023	430	430

4.15%, 1/15/2043	828	979

4.13%, 10/15/2044	125	149

Boston Gas Co. 4.49%, 2/15/2042 (a)	308	364

Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	440	510

Southern Natural Gas Co. LLC

8.00%, 3/1/2032	351	504

4.80%, 3/15/2047 (a)	367	458

		3,394

Health Care Equipment & Supplies — 0.1%

Abbott Laboratories 4.75%, 11/30/2036	380	492

Becton Dickinson and Co. 4.67%, 6/6/2047	600	761

Boston Scientific Corp. 4.00%, 3/1/2029	535	612

DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	1,090

		2,955

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Health Care Providers & Services — 0.9%

Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	731

Aetna, Inc. 6.75%, 12/15/2037	440	655

Anthem, Inc.

4.63%, 5/15/2042	500	626

4.65%, 1/15/2043	535	674

4.65%, 8/15/2044	100	127

Ascension Health Series B, 2.53%, 11/15/2029	430	455

Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	851

Children’s Hospital Series 2020, 2.93%, 7/15/2050	650	668

Children’s Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	572

Cigna Corp. 4.50%, 2/25/2026	300	341

CommonSpirit Health

1.55%, 10/1/2025	555	562

2.78%, 10/1/2030	550	575

3.91%, 10/1/2050	545	611

CVS Health Corp. 4.30%, 3/25/2028	171	197

Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,436

HCA, Inc.

5.25%, 6/15/2026	1,680	1,942

5.13%, 6/15/2039	725	913

5.50%, 6/15/2047	190	251

3.50%, 7/15/2051	875	894

Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	291

Memorial Health Services 3.45%, 11/1/2049	1,340	1,501

Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	262

MidMichigan Health Series 2020, 3.41%, 6/1/2050	310	346

Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	164

Texas Health Resources 4.33%, 11/15/2055	300	400

UnitedHealth Group, Inc.

3.50%, 8/15/2039	815	919

3.25%, 5/15/2051	560	614

Universal Health Services, Inc.

2.65%, 10/15/2030 (a)	690	703

2.65%, 1/15/2032 (a)	875	880

Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	743

		19,904

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.1%

McDonald’s Corp. 4.70%, 12/9/2035	700	872

Starbucks Corp. 2.55%, 11/15/2030	780	815

		1,687

Household Durables — 0.1%

Lennar Corp. 4.50%, 4/30/2024	365	397

MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	1,084

		1,481

Household Products — 0.0% (b)

Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	700	711

Independent Power and Renewable Electricity Producers — 0.1%

Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,000	1,019

Exelon Generation Co. LLC 5.75%, 10/1/2041	235	282

Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	417	478

		1,779

Industrial Conglomerates — 0.1%

General Electric Co. 3.63%, 5/1/2030	780	877

Roper Technologies, Inc.

1.40%, 9/15/2027	1,370	1,365

2.00%, 6/30/2030	570	568

		2,810

Insurance — 1.0%

AIA Group Ltd. (Hong Kong)

3.60%, 4/9/2029 (a)	445	495

3.20%, 9/16/2040 (a)	520	538

AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	520	744

American International Group, Inc. 3.88%, 1/15/2035	605	692

Assurant, Inc. 4.20%, 9/27/2023	660	706

Athene Global Funding

0.95%, 1/8/2024 (a)	1,145	1,152

1.45%, 1/8/2026 (a)	865	871

2.95%, 11/12/2026 (a)	2,800	3,001

Berkshire Hathaway Finance Corp. 4.40%, 5/15/2042	1,000	1,261

Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,853

CNA Financial Corp. 3.95%, 5/15/2024	463	500

Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (c) (d) (e)	526	571

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Insurance — continued

F&G Global Funding 1.75%, 6/30/2026 (a)	750	762

Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	208	277

Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	508

Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	484

Intact US Holdings, Inc. 4.60%, 11/9/2022	500	522

Jackson National Life Global Funding 3.05%, 4/29/2026 (a)	675	729

Liberty Mutual Group, Inc.

4.57%, 2/1/2029 (a)	408	479

3.95%, 10/15/2050 (a)	900	1,022

Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	100	124

Markel Corp. 3.50%, 11/1/2027	200	221

Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	795	813

Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	266	310

Prudential Financial, Inc. 3.91%, 12/7/2047	300	356

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	1,750	2,187

Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	600	689

Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	400	493

		22,360

IT Services — 0.1%

DXC Technology Co. 4.25%, 4/15/2024	478	515

Fiserv, Inc.

3.20%, 7/1/2026	395	429

4.40%, 7/1/2049	375	459

Global Payments, Inc. 4.15%, 8/15/2049	795	914

		2,317

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,373

Machinery — 0.1%

nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	500

Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,494

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Machinery — continued

Parker-Hannifin Corp. 4.45%, 11/21/2044	592	732

Xylem, Inc. 3.25%, 11/1/2026	197	216

		2,942

Media — 0.8%

Charter Communications Operating LLC

6.38%, 10/23/2035	528	706

4.80%, 3/1/2050	1,475	1,723

3.70%, 4/1/2051	1,120	1,127

Comcast Corp.

3.95%, 10/15/2025	696	777

3.55%, 5/1/2028	443	496

4.20%, 8/15/2034	555	661

3.25%, 11/1/2039	715	778

3.45%, 2/1/2050	609	669

2.89%, 11/1/2051 (a)	1,086	1,080

2.94%, 11/1/2056 (a)	1,079	1,069

2.99%, 11/1/2063 (a)	908	894

Cox Communications, Inc. 2.95%, 10/1/2050 (a)	635	602

Discovery Communications LLC

5.20%, 9/20/2047	175	220

4.00%, 9/15/2055	784	839

Grupo Televisa SAB (Mexico)

4.63%, 1/30/2026	221	246

6.13%, 1/31/2046	200	285

Time Warner Cable LLC

6.55%, 5/1/2037	400	546

5.50%, 9/1/2041	359	448

Time Warner Entertainment Co. LP 8.38%, 7/15/2033	700	1,042

ViacomCBS, Inc.

4.00%, 1/15/2026	792	879

4.85%, 7/1/2042	140	172

4.38%, 3/15/2043	464	542

5.85%, 9/1/2043	230	318

		16,119

Metals & Mining — 0.3%

Anglo American Capital plc (South Africa) 4.00%, 9/11/2027 (a)	500	558

Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	415

Glencore Funding LLC (Australia)

4.13%, 5/30/2023 (a)	454	480

1.63%, 9/1/2025 (a)	555	561

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Metals & Mining — continued

Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,509

Steel Dynamics, Inc. 3.45%, 4/15/2030	909	996

Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,275	1,355

		6,874

Multiline Retail — 0.1%

Dollar General Corp. 4.13%, 5/1/2028	235	270

Kohl’s Corp. 3.38%, 5/1/2031	1,000	1,049

Nordstrom, Inc. 4.25%, 8/1/2031	1,243	1,294

		2,613

Multi-Utilities — 0.3%

CMS Energy Corp. 3.00%, 5/15/2026	475	511

Delmarva Power & Light Co. 4.00%, 6/1/2042	235	271

Dominion Energy, Inc.

Series B, 2.75%, 1/15/2022	331	333

Series F, 5.25%, 8/1/2033	920	1,164

NiSource, Inc.

1.70%, 2/15/2031	740	709

5.80%, 2/1/2042	1,256	1,722

San Diego Gas & Electric Co.

6.00%, 6/1/2026	275	335

3.95%, 11/15/2041	379	420

2.95%, 8/15/2051	1,050	1,054

Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	254	275

		6,794

Oil, Gas & Consumable Fuels — 2.3%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	732	836

Boardwalk Pipelines LP 4.80%, 5/3/2029	410	474

BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,956

BP Capital Markets plc (United Kingdom) 3.51%, 3/17/2025	451	491

Buckeye Partners LP 5.85%, 11/15/2043	770	772

Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	1,083

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	1,490	1,693

5.13%, 6/30/2027	605	704

2.74%, 12/31/2039 (a)	515	515

Chevron USA, Inc. 6.00%, 3/1/2041	999	1,476

Cimarex Energy Co. 3.90%, 5/15/2027	935	1,033

ConocoPhillips 2.40%, 2/15/2031 (a)	505	520

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Diamondback Energy, Inc.

4.75%, 5/31/2025	1,085	1,214

3.25%, 12/1/2026	570	611

Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (a)	807	892

Ecopetrol SA (Colombia)

5.88%, 9/18/2023	226	243

4.13%, 1/16/2025	533	558

Enable Midstream Partners LP

4.95%, 5/15/2028	325	370

4.15%, 9/15/2029	594	650

Energy Transfer LP

4.75%, 1/15/2026	1,191	1,334

3.90%, 7/15/2026	244	268

5.50%, 6/1/2027	115	136

6.10%, 2/15/2042	400	501

5.30%, 4/1/2044	170	198

6.25%, 4/15/2049	800	1,059

5.00%, 5/15/2050	500	586

Eni SpA (Italy) 5.70%, 10/1/2040 (a)	925	1,187

Enterprise Products Operating LLC

3.90%, 2/15/2024	475	509

3.70%, 2/15/2026	506	559

Exxon Mobil Corp.

3.00%, 8/16/2039	895	938

3.57%, 3/6/2045	1,215	1,351

Flex Intermediate Holdco LLC

3.36%, 6/30/2031 (a)	775	793

4.32%, 12/30/2039 (a)	545	568

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,100	1,117

Gray Oak Pipeline LLC

2.00%, 9/15/2023 (a)	535	545

2.60%, 10/15/2025 (a)	650	669

Hess Corp. 6.00%, 1/15/2040	510	655

HollyFrontier Corp.

2.63%, 10/1/2023	1,275	1,316

5.88%, 4/1/2026	577	662

Kinder Morgan, Inc.

2.00%, 2/15/2031	590	575

3.25%, 8/1/2050	650	637

Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	497	501

Magellan Midstream Partners LP 3.20%, 3/15/2025	353	374

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Oil, Gas & Consumable Fuels — continued

Marathon Petroleum Corp.

4.50%, 5/1/2023	304	322

3.63%, 9/15/2024	200	215

4.70%, 5/1/2025	180	202

ONEOK Partners LP

3.38%, 10/1/2022	151	155

5.00%, 9/15/2023	334	358

6.65%, 10/1/2036	350	474

ONEOK, Inc. 3.40%, 9/1/2029	615	661

Phillips 66 Partners LP 3.15%, 12/15/2029	985	1,037

Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	1,013

Plains All American Pipeline LP

5.15%, 6/1/2042	460	518

4.70%, 6/15/2044	610	650

Saudi Arabian Oil Co. (Saudi Arabia)

1.25%, 11/24/2023 (a)	200	202

1.63%, 11/24/2025 (a)	278	280

Spectra Energy Partners LP 5.95%, 9/25/2043	452	625

Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,715

TC PipeLines LP 3.90%, 5/25/2027	391	435

Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (a)	930	968

Texas Eastern Transmission LP

2.80%, 10/15/2022 (a)	554	564

3.50%, 1/15/2028 (a)	90	99

TotalEnergies Capital International SA (France)

2.99%, 6/29/2041	1,200	1,244

3.46%, 7/12/2049	815	890

3.13%, 5/29/2050	1,180	1,221

Valero Energy Corp.

2.70%, 4/15/2023	735	759

1.20%, 3/15/2024	920	928

2.15%, 9/15/2027	830	844

7.50%, 4/15/2032	175	244

Williams Cos., Inc. (The) 4.85%, 3/1/2048	409	502

		50,254

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	1,880	2,001

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — 0.6%

AstraZeneca plc (United Kingdom)

6.45%, 9/15/2037	300	452

4.00%, 9/18/2042	240	292

Bristol-Myers Squibb Co.

4.13%, 6/15/2039	545	663

5.00%, 8/15/2045	740	1,019

Mylan, Inc. 5.40%, 11/29/2043	520	658

Royalty Pharma plc

0.75%, 9/2/2023	945	949

1.20%, 9/2/2025	840	838

1.75%, 9/2/2027	840	842

3.30%, 9/2/2040	400	406

3.55%, 9/2/2050	410	411

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,859

Takeda Pharmaceutical Co. Ltd. (Japan)

5.00%, 11/26/2028	895	1,081

3.03%, 7/9/2040	615	635

3.18%, 7/9/2050	590	611

3.38%, 7/9/2060	415	442

Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	300	333

Viatris, Inc. 3.85%, 6/22/2040 (a)	567	614

Zoetis, Inc. 2.00%, 5/15/2030	760	761

		12,866

Road & Rail — 0.4%

Burlington Northern Santa Fe LLC

5.75%, 5/1/2040	425	603

4.38%, 9/1/2042	375	467

5.15%, 9/1/2043	769	1,057

3.55%, 2/15/2050	465	528

CSX Corp.

5.50%, 4/15/2041	150	205

4.75%, 5/30/2042	191	244

4.75%, 11/15/2048	600	790

3.35%, 9/15/2049	95	102

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	515	574

Kansas City Southern 4.70%, 5/1/2048	712	889

Norfolk Southern Corp. 4.05%, 8/15/2052	600	716

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,131	1,202

Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	1,105	1,105

		8,482

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Semiconductors & Semiconductor Equipment — 0.6%

Analog Devices, Inc. 4.50%, 12/5/2036	300	362

Broadcom, Inc.

4.25%, 4/15/2026	1,000	1,118

1.95%, 2/15/2028 (a)	2,500	2,499

4.11%, 9/15/2028	1,838	2,060

Microchip Technology, Inc.

0.97%, 2/15/2024 (a)	1,290	1,292

0.98%, 9/1/2024 (a)	1,400	1,398

NXP BV (China)

2.50%, 5/11/2031 (a)	1,405	1,451

3.25%, 5/11/2041 (a)	1,445	1,522

Xilinx, Inc. 2.38%, 6/1/2030	895	920

		12,622

Software — 0.4%

Citrix Systems, Inc. 1.25%, 3/1/2026	375	371

Microsoft Corp.

3.50%, 2/12/2035	291	343

2.92%, 3/17/2052	1,118	1,202

3.04%, 3/17/2062	268	291

Oracle Corp.

2.30%, 3/25/2028	1,405	1,452

4.30%, 7/8/2034	82	95

3.80%, 11/15/2037	500	548

3.60%, 4/1/2040	1,600	1,698

3.65%, 3/25/2041	1,155	1,234

4.38%, 5/15/2055	900	1,060

VMware, Inc. 4.65%, 5/15/2027	550	636

		8,930

Specialty Retail — 0.2%

AutoZone, Inc. 1.65%, 1/15/2031	690	664

Lowe’s Cos., Inc.

3.65%, 4/5/2029	418	469

2.63%, 4/1/2031	2,760	2,878

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	432	485

		4,496

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc.

3.45%, 2/9/2045	1,130	1,275

3.85%, 8/4/2046	569	680

3.75%, 11/13/2047	150	177

2.70%, 8/5/2051	855	851

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued

Dell International LLC

5.45%, 6/15/2023	485	523

6.02%, 6/15/2026	2,132	2,546

HP, Inc. 3.00%, 6/17/2027	665	716

		6,768

Thrifts & Mortgage Finance — 0.2%

BPCE SA (France)

4.63%, 7/11/2024 (a)	800	875

1.00%, 1/20/2026 (a)	1,005	996

(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	690	694

3.38%, 12/2/2026	400	439

(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	730	720

		3,724

Tobacco — 0.2%

Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,662

BAT Capital Corp. (United Kingdom)

2.26%, 3/25/2028	780	784

3.73%, 9/25/2040	520	516

4.54%, 8/15/2047	265	284

3.98%, 9/25/2050	815	806

Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	136

		4,188

Trading Companies & Distributors — 0.4%

Air Lease Corp.

3.38%, 7/1/2025	476	510

2.88%, 1/15/2026	1,000	1,052

3.75%, 6/1/2026	526	575

1.88%, 8/17/2026	960	963

3.25%, 10/1/2029	2,080	2,179

Aviation Capital Group LLC

3.88%, 5/1/2023 (a)	490	513

5.50%, 12/15/2024 (a)	1,047	1,179

BOC Aviation Ltd. (Singapore)

2.75%, 9/18/2022 (a)	450	457

3.50%, 10/10/2024 (a)	310	330

International Lease Finance Corp. 5.88%, 8/15/2022	506	532

		8,290

Water Utilities — 0.1%

American Water Capital Corp.

3.45%, 6/1/2029	795	886

3.45%, 5/1/2050	1,096	1,203

		2,089

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Wireless Telecommunication Services — 0.5%

America Movil SAB de CV (Mexico)

3.63%, 4/22/2029	880	965

4.38%, 4/22/2049	441	550

T-Mobile USA, Inc.

3.75%, 4/15/2027	2,275	2,519

2.05%, 2/15/2028	1,550	1,578

3.88%, 4/15/2030	1,980	2,218

3.60%, 11/15/2060 (a)	915	937

Vodafone Group plc (United Kingdom)

5.25%, 5/30/2048	496	661

4.88%, 6/19/2049	1,105	1,419

		10,847

Total Corporate Bonds (Cost $577,176)		618,180

U.S. Treasury Obligations — 24.8%

U.S. Treasury Bonds

4.38%, 2/15/2038	447	628

1.13%, 5/15/2040	6,055	5,394

3.88%, 8/15/2040	13,435	18,091

1.88%, 2/15/2041	6,600	6,651

2.25%, 5/15/2041	14,355	15,360

2.75%, 11/15/2042	3,800	4,397

3.63%, 8/15/2043	5,214	6,882

3.75%, 11/15/2043	238	320

3.63%, 2/15/2044	7,780	10,309

3.00%, 11/15/2044	8,200	9,918

2.88%, 8/15/2045	2,795	3,324

2.25%, 8/15/2046	13,193	14,076

3.00%, 2/15/2047	260	318

3.13%, 5/15/2048	3,757	4,721

2.25%, 8/15/2049	5,365	5,744

2.38%, 11/15/2049	3,700	4,069

2.00%, 2/15/2050	5,329	5,415

1.25%, 5/15/2050	6,080	5,154

1.38%, 8/15/2050	565	494

1.63%, 11/15/2050	8,800	8,188

1.88%, 2/15/2051	24,045	23,736

U.S. Treasury Inflation Indexed Bonds

1.75%, 1/15/2028	300	474

3.63%, 4/15/2028	799	1,821

2.50%, 1/15/2029	300	493

U.S. Treasury Inflation Indexed Notes 0.13%, 1/15/2022	2,453	2,980

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes

2.13%, 5/15/2022	30,000	30,431

1.75%, 7/15/2022	5,000	5,073

1.63%, 8/31/2022	3,000	3,046

2.00%, 10/31/2022	1,650	1,686

1.50%, 2/28/2023	3,000	3,061

1.75%, 5/15/2023	2,221	2,280

2.13%, 3/31/2024	30,000	31,392

2.50%, 5/15/2024	8,840	9,354

1.88%, 8/31/2024	569	594

2.25%, 11/15/2024	400	423

1.75%, 12/31/2024	14,070	14,665

2.88%, 4/30/2025	21,212	23,000

2.13%, 5/15/2025	355	375

0.38%, 12/31/2025	10,000	9,868

0.38%, 1/31/2026	1,840	1,814

0.50%, 2/28/2026	7,870	7,799

2.50%, 2/28/2026	560	605

0.75%, 4/30/2026	1,130	1,131

0.88%, 6/30/2026	3,195	3,213

1.75%, 12/31/2026	10,154	10,643

0.38%, 9/30/2027	4,690	4,530

0.75%, 1/31/2028	4,500	4,428

1.25%, 3/31/2028	9,800	9,939

1.25%, 4/30/2028	17,110	17,342

1.25%, 6/30/2028	9,947	10,070

1.00%, 7/31/2028	9,500	9,453

1.63%, 8/15/2029	130	135

0.63%, 8/15/2030	2,345	2,221

1.63%, 5/15/2031	16,465	16,977

U.S. Treasury STRIPS Bonds

3.89%, 2/15/2022 (g)	5,793	5,792

2.64%, 5/15/2022 (g)	9,795	9,792

3.23%, 8/15/2022 (g)	1,905	1,904

2.22%, 11/15/2022 (g)	18,375	18,345

3.70%, 2/15/2023 (g)	38,462	38,384

3.22%, 5/15/2023 (g)	14,070	14,037

2.43%, 8/15/2023 (g)	13,900	13,846

2.73%, 11/15/2023 (g)	1,052	1,046

1.87%, 2/15/2024 (g)	11,355	11,270

1.72%, 8/15/2024 (g)	20,600	20,346

7.54%, 5/15/2026 (g)	1,500	1,444

3.72%, 8/15/2026 (g)	1,592	1,526

2.42%, 11/15/2041 (g)	500	333

Total U.S. Treasury Obligations (Cost $520,389)		532,570

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 15.7%

FHLMC

Pool # 846812, ARM, 2.37%, 4/1/2030 (h)	5	5

Pool # 781087, ARM, 2.36%, 12/1/2033 (h)	118	119

Pool # 1B1665, ARM, 2.07%, 4/1/2034 (h)	99	100

Pool # 847356, ARM, 2.69%, 12/1/2034 (h)	51	51

Pool # 782979, ARM, 2.37%, 1/1/2035 (h)	113	120

Pool # 1Q0025, ARM, 2.09%, 2/1/2036 (h)	40	42

Pool # 848431, ARM, 2.36%, 2/1/2036 (h)	59	62

Pool # 1L1286, ARM, 2.37%, 5/1/2036 (h)	16	17

Pool # 848365, ARM, 2.33%, 7/1/2036 (h)	60	64

Pool # 1A1096, ARM, 1.98%, 10/1/2036 (h)	102	107

Pool # 1G2539, ARM, 2.15%, 10/1/2036 (h)	11	11

Pool # 1J1348, ARM, 2.74%, 10/1/2036 (h)	66	67

Pool # 1G2671, ARM, 2.07%, 11/1/2036 (h)	84	85

Pool # 782760, ARM, 2.36%, 11/1/2036 (h)	94	101

Pool # 1J1634, ARM, 1.96%, 12/1/2036 (h)	68	71

Pool # 1J0282, ARM, 2.26%, 2/1/2037 (h)	27	27

Pool # 1Q0739, ARM, 2.09%, 3/1/2037 (h)	93	98

Pool # 848699, ARM, 2.16%, 7/1/2040 (h)	143	152

FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	158	169

FHLMC Gold Pools, 30 Year

Pool # C68485, 7.00%, 7/1/2032	18	20

Pool # G01448, 7.00%, 8/1/2032	42	48

Pool # A13625, 5.50%, 10/1/2033	167	194

Pool # A16107, 6.00%, 12/1/2033	68	76

Pool # A17537, 6.00%, 1/1/2034	78	92

Pool # A61572, 5.00%, 9/1/2034	449	512

Pool # A28796, 6.50%, 11/1/2034	91	107

Pool # G03369, 6.50%, 1/1/2035	184	207

Pool # A46987, 5.50%, 7/1/2035	395	457

Pool # G01919, 4.00%, 9/1/2035	187	205

Pool # C02641, 7.00%, 10/1/2036	51	59

Pool # C02660, 6.50%, 11/1/2036	120	141

Pool # A93383, 5.00%, 8/1/2040	288	328

Pool # A93511, 5.00%, 8/1/2040	305	349

Pool # G06493, 4.50%, 5/1/2041	1,218	1,365

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Gold Pools, Other

Pool # P20570, 7.00%, 7/1/2029	38	42

Pool # G20027, 10.00%, 10/1/2030	7	7

Pool # U50105, 4.00%, 1/1/2032	328	353

Pool # U80254, 3.00%, 3/1/2033	313	329

Pool # P20409, 5.50%, 10/1/2033	81	89

Pool # P50201, 5.50%, 1/1/2034	20	21

Pool # U90975, 4.00%, 6/1/2042	1,176	1,287

Pool # U90673, 4.00%, 1/1/2043	345	379

Pool # U99134, 4.00%, 1/1/2046	6,341	6,974

Pool # U69030, 4.50%, 1/1/2046	2,403	2,661

FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	2,298	2,460

FNMA

Pool # 470623, ARM, 0.89%, 3/1/2022 (h)	812	813

Pool # 54844, ARM, 2.19%, 9/1/2027 (h)	10	10

Pool # 303532, ARM, 3.87%, 3/1/2029 (h)	6	6

Pool # 555258, ARM, 1.66%, 1/1/2033 (h)	246	247

Pool # 722421, ARM, 1.66%, 7/1/2033 (h)	23	23

Pool # 722985, ARM, 2.15%, 7/1/2033 (h)	16	16

Pool # 686040, ARM, 2.26%, 7/1/2033 (h)	120	121

Pool # 746299, ARM, 2.15%, 9/1/2033 (h)	87	92

Pool # 749923, ARM, 2.28%, 11/1/2033 (h)	1	1

Pool # 766610, ARM, 2.09%, 1/1/2034 (h)	44	44

Pool # 920467, ARM, 2.50%, 2/1/2034 (h)	75	75

Pool # 770377, ARM, 1.67%, 4/1/2034 (h)	64	65

Pool # 751531, ARM, 2.34%, 5/1/2034 (h)	96	96

Pool # 782306, ARM, 2.17%, 7/1/2034 (h)	6	6

Pool # 790235, ARM, 1.90%, 8/1/2034 (h)	74	75

Pool # 735332, ARM, 2.27%, 8/1/2034 (h)	155	159

Pool # 791961, ARM, 1.44%, 9/1/2034 (h)	28	28

Pool # 725902, ARM, 2.16%, 9/1/2034 (h)	13	13

Pool # 803594, ARM, 2.02%, 10/1/2034 (h)	90	90

Pool # 803599, ARM, 2.05%, 10/1/2034 (h)	96	96

Pool # 896463, ARM, 2.42%, 10/1/2034 (h)	70	75

Pool # 806776, ARM, 1.81%, 11/1/2034 (h)	128	129

Pool # 806778, ARM, 1.83%, 11/1/2034 (h)	372	375

Pool # 810896, ARM, 1.76%, 1/1/2035 (h)	211	219

Pool # 802692, ARM, 2.00%, 1/1/2035 (h)	88	88

Pool # 816597, ARM, 1.92%, 2/1/2035 (h)	16	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 735539, ARM, 2.33%, 4/1/2035 (h)	396	422

Pool # 745862, ARM, 2.35%, 4/1/2035 (h)	65	66

Pool # 821378, ARM, 1.52%, 5/1/2035 (h)	64	64

Pool # 823660, ARM, 1.97%, 5/1/2035 (h)	55	55

Pool # 745766, ARM, 1.94%, 6/1/2035 (h)	173	177

Pool # 843026, ARM, 1.70%, 9/1/2035 (h)	301	312

Pool # 832801, ARM, 1.92%, 9/1/2035 (h)	39	40

Pool # 849251, ARM, 1.98%, 1/1/2036 (h)	54	56

Pool # 895141, ARM, 1.82%, 7/1/2036 (h)	54	55

Pool # 900197, ARM, 2.58%, 10/1/2036 (h)	60	65

Pool # 966946, ARM, 2.16%, 1/1/2038 (h)	32	32

FNMA UMBS, 15 Year

Pool # 889634, 6.00%, 2/1/2023	43	44

Pool # 995381, 6.00%, 1/1/2024	16	16

Pool # 995425, 6.00%, 1/1/2024	39	40

Pool # AD0133, 5.00%, 8/1/2024	19	20

FNMA UMBS, 20 Year

Pool # 254305, 6.50%, 5/1/2022	2	3

Pool # 555791, 6.50%, 12/1/2022	5	6

Pool # 255217, 4.50%, 4/1/2024	10	11

Pool # 888656, 6.50%, 4/1/2025	12	14

Pool # MA1138, 3.50%, 8/1/2032	379	406

FNMA UMBS, 30 Year

Pool # 50966, 7.00%, 1/1/2024	1	1

Pool # 399269, 7.00%, 4/1/2026	4	4

Pool # 689977, 8.00%, 3/1/2027	28	30

Pool # 695533, 8.00%, 6/1/2027	11	12

Pool # 756024, 8.00%, 9/1/2028	33	36

Pool # 755973, 8.00%, 11/1/2028	76	86

Pool # 455759, 6.00%, 12/1/2028	8	9

Pool # 252211, 6.00%, 1/1/2029	13	15

Pool # 459097, 7.00%, 1/1/2029	5	5

Pool # 889020, 6.50%, 11/1/2029	207	234

Pool # 598559, 6.50%, 8/1/2031	25	30

Pool # 622542, 5.50%, 9/1/2031	181	206

Pool # 788150, 6.00%, 3/1/2032	24	27

Pool # 649734, 7.00%, 6/1/2032	28	31

Pool # 675555, 6.00%, 12/1/2032	41	46

Pool # AL0045, 6.00%, 12/1/2032	220	260

Pool # 674349, 6.00%, 3/1/2033	11	12

Pool # 688625, 6.00%, 3/1/2033	19	22

Pool # 688655, 6.00%, 3/1/2033	9	10

Pool # 695584, 6.00%, 3/1/2033	5	5

Pool # 702901, 6.00%, 5/1/2033	75	89

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 723852, 5.00%, 7/1/2033	78	89

Pool # 729296, 5.00%, 7/1/2033	203	230

Pool # 729379, 6.00%, 8/1/2033	16	18

Pool # 737825, 6.00%, 9/1/2033	27	32

Pool # 750977, 4.50%, 11/1/2033	51	56

Pool # 725017, 5.50%, 12/1/2033	312	363

Pool # 751341, 5.50%, 3/1/2034	39	44

Pool # 888568, 5.00%, 12/1/2034	7	8

Pool # 815426, 4.50%, 2/1/2035	1	1

Pool # AD0755, 7.00%, 6/1/2035	2,200	2,592

Pool # 820347, 5.00%, 9/1/2035	53	60

Pool # 833657, 7.50%, 8/1/2036	36	41

Pool # 986648, 6.00%, 9/1/2037	98	116

Pool # 888892, 7.50%, 11/1/2037	31	36

Pool # 257510, 7.00%, 12/1/2038	98	118

Pool # AD0753, 7.00%, 1/1/2039	72	87

Pool # AT5891, 3.00%, 6/1/2043	2,217	2,407

Pool # AL7527, 4.50%, 9/1/2043	945	1,058

Pool # BM3500, 4.00%, 9/1/2047	2,876	3,177

Pool # BJ1778, 4.50%, 10/1/2047	1,019	1,111

Pool # BN9180, 4.00%, 6/1/2049	1,022	1,101

Pool # BK8753, 4.50%, 6/1/2049	1,849	2,021

Pool # BO1219, 4.50%, 6/1/2049	2,773	3,016

Pool # BO7077, 3.00%, 9/1/2049	2,765	2,913

FNMA, 30 Year

Pool # 535183, 8.00%, 6/1/2028	4	4

Pool # 252409, 6.50%, 3/1/2029	39	44

Pool # 653815, 7.00%, 2/1/2033	7	8

Pool # 752786, 6.00%, 9/1/2033	45	49

Pool # 931717, 6.50%, 8/1/2039	227	258

FNMA, Other

Pool # 470622, 2.75%, 3/1/2022	497	501

Pool # AM3789, 3.02%, 7/1/2023	2,151	2,228

Pool # AM7245, 2.95%, 8/1/2023	4,266	4,442

Pool # AM4066, 3.59%, 8/1/2023	2,500	2,615

Pool # AM4628, 3.69%, 11/1/2023	1,442	1,520

Pool # AM4668, 3.76%, 11/1/2023	1,890	1,995

Pool # AM4716, 3.38%, 12/1/2023	1,878	1,973

Pool # AM7589, 2.95%, 12/1/2024	1,497	1,600

Pool # AM7290, 2.97%, 12/1/2024	3,365	3,598

Pool # AM7576, 3.04%, 12/1/2024	3,890	4,169

Pool # AM7124, 3.11%, 12/1/2024	2,429	2,609

Pool # 470300, 3.64%, 1/1/2025	875	952

Pool # AM3833, 3.25%, 7/1/2025	3,445	3,739

Pool # AM4991, 3.97%, 12/1/2025	1,656	1,847

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued

Pool # AL6805, 3.78%, 1/1/2026 (h)	3,378	3,750

Pool # 468645, 4.54%, 7/1/2026	2,497	2,812

Pool # AM6448, 3.25%, 9/1/2026	9,488	10,460

Pool # AM7223, 3.11%, 12/1/2026	3,356	3,680

Pool # AM7118, 3.14%, 12/1/2026	2,674	2,938

Pool # AM7390, 3.26%, 12/1/2026	3,672	4,045

Pool # AM7515, 3.34%, 2/1/2027	3,000	3,323

Pool # AM8803, 2.78%, 6/1/2027	4,754	5,157

Pool # AM8987, 2.79%, 6/1/2027	1,768	1,918

Pool # BL1040, 3.81%, 12/1/2028	3,000	3,492

Pool # BL4364, 2.24%, 11/1/2029	5,456	5,784

Pool # BL4333, 2.52%, 11/1/2029	6,120	6,605

Pool # AM7785, 3.17%, 2/1/2030	2,817	3,148

Pool # AM7516, 3.55%, 2/1/2030	2,000	2,271

Pool # AM8544, 3.08%, 4/1/2030	7,523	8,347

Pool # AM8889, 2.92%, 5/1/2030	8,000	8,889

Pool # AM8804, 3.10%, 5/1/2030	3,582	3,982

Pool # AM9020, 2.97%, 6/1/2030	3,776	4,162

Pool # BL9251, 1.45%, 10/1/2030	4,500	4,488

Pool # BL4315, 2.39%, 9/1/2031	4,550	4,852

Pool # AP9632, 4.00%, 10/1/2032	234	254

Pool # AP9762, 4.00%, 10/1/2032	466	507

Pool # AQ7084, 3.50%, 12/1/2032	535	577

Pool # AT2703, 3.50%, 5/1/2033	888	952

Pool # AT2954, 3.50%, 5/1/2033	633	683

Pool # AT4180, 3.50%, 5/1/2033	615	663

Pool # AT4939, 3.50%, 5/1/2033	587	633

Pool # 754922, 5.50%, 9/1/2033	67	75

Pool # 762520, 4.00%, 11/1/2033	286	302

Pool # AM8922, 3.03%, 6/1/2035	2,597	2,863

Pool # AM9188, 3.12%, 6/1/2035	7,000	7,955

Pool # 849215, 6.50%, 1/1/2036	19	20

Pool # 872740, 6.50%, 6/1/2036	48	51

Pool # 886320, 6.50%, 7/1/2036	17	19

Pool # 888796, 6.00%, 9/1/2037	63	71

Pool # AO7225, 4.00%, 7/1/2042	371	405

Pool # AO9352, 4.00%, 7/1/2042	510	556

Pool # MA1125, 4.00%, 7/1/2042	555	606

Pool # AR1397, 3.00%, 1/1/2043	1,062	1,136

Pool # MA1711, 4.50%, 12/1/2043	2,068	2,314

Pool # MA1828, 4.50%, 3/1/2044	1,590	1,779

Pool # BF0464, 3.50%, 3/1/2060	3,905	4,251

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (i)	5,320	5,497

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2051 (i)	71,605	74,229

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

GNMA I, 30 Year

Pool # 345288, 7.50%, 3/15/2023	—	(j)	—	(j)

Pool # 782507, 9.50%, 10/15/2024	—	(j)	—	(j)

Pool # 554108, 6.50%, 3/15/2028	37		42

Pool # 481872, 7.50%, 7/15/2028	3		3

Pool # 468149, 8.00%, 8/15/2028	2		2

Pool # 486537, 7.50%, 9/15/2028	8		9

Pool # 486631, 6.50%, 10/15/2028	3		4

Pool # 591882, 6.50%, 7/15/2032	13		15

Pool # 607645, 6.50%, 2/15/2033	29		33

Pool # 607724, 7.00%, 2/15/2033	33		37

Pool # 604209, 6.50%, 4/15/2033	35		40

Pool # 781614, 7.00%, 6/15/2033	54		65

Pool # BM2141, 5.00%, 7/15/2049	774		887

GNMA II, 30 Year

Pool # 2006, 8.50%, 5/20/2025	3		3

Pool # 2141, 8.00%, 12/20/2025	1		1

Pool # 2234, 8.00%, 6/20/2026	3		3

Pool # 2270, 8.00%, 8/20/2026	2		2

Pool # 2285, 8.00%, 9/20/2026	2		2

Pool # 2324, 8.00%, 11/20/2026	3		3

Pool # 2499, 8.00%, 10/20/2027	4		4

Pool # 2512, 8.00%, 11/20/2027	5		6

Pool # 2525, 8.00%, 12/20/2027	2		3

Pool # 2549, 7.50%, 2/20/2028	4		4

Pool # 2646, 7.50%, 9/20/2028	9		10

Pool # 2647, 8.00%, 9/20/2028	1		1

Pool # 3427, 4.50%, 8/20/2033	71		78

Pool # 4245, 6.00%, 9/20/2038	514		594

Pool # AK8806, 4.25%, 3/20/2045	1,311		1,471

Pool # BM2118, 4.50%, 6/20/2049	155		166

Pool # BO0535, 4.00%, 7/20/2049	1,472		1,576

Pool # BO8227, 5.00%, 7/20/2049	1,077		1,195

Pool # BO8228, 5.00%, 7/20/2049	403		439

Pool # BO8229, 5.00%, 7/20/2049	1,342		1,489

Pool # BM9734, 4.00%, 10/20/2049	3,173		3,412

Pool # BQ4115, 3.00%, 3/20/2050	4,798		5,019

Pool # 785294, 3.50%, 1/20/2051	4,814		5,301

Pool # CB1543, 3.00%, 2/20/2051	2,861		3,046

Pool # MA7534, 2.50%, 8/20/2051	30,000		31,144

GNMA II, Other

Pool # AC0979, 4.14%, 4/20/2063 (h)	11		11

Pool # AC0973, 4.39%, 5/20/2063 (h)	8		8

Total Mortgage-Backed Securities (Cost $324,737)			337,757

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 12.2%

ACC 0.00%, 9/15/2022 ‡	2,367	2,367

Acre 6.25%, 12/22/2021 ‡	2,065	2,044

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	3,723	3,751

Series 2005-1CB, Class 1A6, IF, IO, 7.02%, 3/25/2035 ‡ (h)	492	75

Series 2005-22T1, Class A2, IF, IO, 4.99%, 6/25/2035 ‡ (h)	3,279	521

Series 2005-20CB, Class 3A8, IF, IO, 4.67%, 7/25/2035 ‡ (h)	1,324	182

Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,336	1,343

Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	59	38

Series 2005-37T1, Class A2, IF, IO, 4.97%, 9/25/2035 ‡ (h)	2,343	366

Series 2005-54CB, Class 1A2, IF, IO, 4.77%, 11/25/2035 ‡ (h)	2,134	327

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	848	795

Series 2005-57CB, Class 3A2, IF, IO, 5.02%, 12/25/2035 ‡ (h)	551	71

Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	406	410

Series 2006-26CB, Class A9, 6.50%, 9/25/2036	902	641

Banc of America Alternative Loan Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	6	4

Series 2006-4, Class 1A4, 6.00%, 5/25/2046	276	279

Banc of America Funding Trust

Series 2004-1, PO, 3/25/2034 ‡	82	66

Series 2004-2, Class 30, PO, 9/20/2034 ‡	82	69

Series 2004-C, Class 1A1, 3.23%, 12/20/2034 (h)	63	65

Series 2005-6, Class 2A7, 5.50%, 10/25/2035	155	158

Series 2005-7, Class 30, PO, 11/25/2035 ‡	110	108

Series 2005-8, Class 30, PO, 1/25/2036 ‡	56	42

Series 2006-A, Class 3A2, 2.81%, 2/20/2036 (h)	142	139

Banc of America Mortgage Trust Series 2004-A, Class 2A2, 2.46%, 2/25/2034 (h)	33	34

Bayview Financing Trust Series 2020-3F, Class A, 3.10%, 11/10/2022 ‡ (a) (h)	2,536	2,536

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Bear Stearns ARM Trust

Series 2003-7, Class 3A, 2.53%, 10/25/2033 (h)	16	16

Series 2004-1, Class 12A1, 2.80%, 4/25/2034 (h)	197	198

Series 2004-2, Class 14A, 2.74%, 5/25/2034 (h)	30	30

Series 2006-1, Class A1, 2.37%, 2/25/2036 (h)	423	430

CHL Mortgage Pass-Through Trust

Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—	(j)

Series 2004-HYB1, Class 2A, 2.59%, 5/20/2034 (h)	34	35

Series 2004-HYB3, Class 2A, 2.10%, 6/20/2034 (h)	186	191

Series 2004-7, Class 2A1, 2.46%, 6/25/2034 (h)	113	115

Series 2004-HYB6, Class A3, 2.68%, 11/20/2034 (h)	150	156

Series 2005-16, Class A23, 5.50%, 9/25/2035	237	205

Series 2005-22, Class 2A1, 2.58%, 11/25/2035 (h)	754	718

Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust

Series 2005-5, Class A, PO, 8/25/2035 ‡	34	28

Series 2005-8, Class A, PO, 11/25/2035 ‡	54	45

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1

Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (h)	24	25

Citigroup Mortgage Loan Trust Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (h)	344	359

Citigroup Mortgage Loan Trust, Inc.

Series 2003-1, Class 3, PO, 9/25/2033 ‡	24	22

Series 2003-UP3, Class A3, 7.00%, 9/25/2033	10	10

Series 2003-1, Class 2, PO, 10/25/2033 ‡	3	2

Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	10	10

Series 2003-1, Class 2A5, 5.25%, 10/25/2033	20	20

Series 2004-UST1, Class A6, 1.95%, 8/25/2034 (h)	12	12

Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (h)	148	142

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-2, Class 2A11, 5.50%, 5/25/2035	139		143

Series 2005-5, Class 1A2, 2.80%, 8/25/2035 (h)	198		168

Conix Mortgage Asset Trust Series 2013-1, Class A, 0.00%, 12/25/2047 ‡ (h) (k)	1,079		17

Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-1, Class DB1, 6.70%, 2/25/2033 (h)	228		231

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	51		52

Series 2003-25, Class 1P, PO, 10/25/2033 ‡	104		92

CSFB Mortgage-Backed Pass-Through Certificates

Series 2005-4, Class 3A18, 5.50%, 6/25/2035	683		688

Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,440		1,452

CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	7,084		7,114

FHLMC — GNMA Series 8, Class ZA, 7.00%, 3/25/2023	8		8

FHLMC, REMIC

Series 1144, Class KB, 8.50%, 9/15/2021	—	(j)	—	(j)

Series 1250, Class J, 7.00%, 5/15/2022	—	(j)	—	(j)

Series 1343, Class LB, 7.50%, 8/15/2022	1		1

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 1370, Class JA, 1.25%, 9/15/2022 (h)	2		2

Series 2512, Class PG, 5.50%, 10/15/2022	19		19

Series 1455, Class WB, IF, 4.63%, 12/15/2022 (h)	2		2

Series 2535, Class BK, 5.50%, 12/15/2022	8		8

Series 1470, Class F, 1.31%, 2/15/2023 (h)	—	(j)	—	(j)

Series 2568, Class KG, 5.50%, 2/15/2023	31		32

Series 1466, Class PZ, 7.50%, 2/15/2023	11		12

Series 1498, Class I, 1.25%, 4/15/2023 (h)	15		15

Series 1502, Class PX, 7.00%, 4/15/2023	21		22

Series 1798, Class F, 5.00%, 5/15/2023	18		19

Series 1505, Class Q, 7.00%, 5/15/2023	3		3

Series 1518, Class G, IF, 8.85%, 5/15/2023 (h)	6		6

Series 1541, Class O, 0.77%, 7/15/2023 (h)	6		6

Series 2638, Class DS, IF, 8.50%, 7/15/2023 (h)	4		4

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 1541, Class M, HB, IF, 26.27%, 7/15/2023 (h)	2	3

Series 1570, Class F, 1.78%, 8/15/2023 (h)	1	1

Series 1608, Class L, 6.50%, 9/15/2023	68	72

Series 1573, Class PZ, 7.00%, 9/15/2023	19	20

Series 2571, Class SK, HB, IF, 34.09%, 9/15/2023 (h)	9	11

Series 1591, Class PV, 6.25%, 10/15/2023	12	13

Series 1602, Class SA, HB, IF, 22.45%, 10/15/2023 (h)	7	8

Series 2710, Class HB, 5.50%, 11/15/2023	103	106

Series 1642, Class PJ, 6.00%, 11/15/2023	32	34

Series 2716, Class UN, 4.50%, 12/15/2023	72	75

Series 1638, Class H, 6.50%, 12/15/2023	48	51

Series 2283, Class K, 6.50%, 12/15/2023	18	19

Series 1700, Class GA, PO, 2/15/2024	1	1

Series 1865, Class D, PO, 2/15/2024	23	23

Series 1760, Class ZD, 0.76%, 2/15/2024 (h)	54	54

Series 1671, Class QC, IF, 10.00%, 2/15/2024 (h)	8	9

Series 1686, Class SH, IF, 19.03%, 2/15/2024 (h)	1	2

Series 1709, Class FA, 0.41%, 3/15/2024 (h)	1	1

Series 1699, Class FC, 0.70%, 3/15/2024 (h)	2	2

Series 1695, Class EB, 7.00%, 3/15/2024	11	11

Series 1706, Class K, 7.00%, 3/15/2024	30	31

Series 2033, Class SN, HB, IF, 30.16%, 3/15/2024 (h)	5	1

Series 2306, Class K, PO, 5/15/2024	6	6

Series 2306, Class SE, IF, IO, 9.34%, 5/15/2024 (h)	14	1

Series 1745, Class D, 7.50%, 8/15/2024	9	10

Series 3720, Class A, 4.50%, 9/15/2025	62	66

Series 3131, Class BK, 5.50%, 3/15/2026	247	264

Series 1829, Class ZB, 6.50%, 3/15/2026	6	6

Series 1863, Class Z, 6.50%, 7/15/2026	7	7

Series 1890, Class H, 7.50%, 9/15/2026	9	10

Series 1899, Class ZE, 8.00%, 9/15/2026	31	35

Series 3229, Class HE, 5.00%, 10/15/2026	253	269

Series 1963, Class Z, 7.50%, 1/15/2027	26	30

Series 1935, Class FL, 0.80%, 2/15/2027 (h)	2	2

Series 1981, Class Z, 6.00%, 5/15/2027	38	41

Series 1970, Class PG, 7.25%, 7/15/2027	3	3

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 1987, Class PE, 7.50%, 9/15/2027	16	18

Series 2019, Class Z, 6.50%, 12/15/2027	34	38

Series 2038, Class PN, IO, 7.00%, 3/15/2028	30	4

Series 2040, Class PE, 7.50%, 3/15/2028	64	73

Series 4251, Class KW, 2.50%, 4/15/2028	3,684	3,833

Series 2043, Class CJ, 6.50%, 4/15/2028	9	10

Series 2054, Class PV, 7.50%, 5/15/2028	44	50

Series 2075, Class PM, 6.25%, 8/15/2028	99	111

Series 2075, Class PH, 6.50%, 8/15/2028	88	100

Series 2086, Class GB, 6.00%, 9/15/2028	20	23

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	42	4

Series 2095, Class PE, 6.00%, 11/15/2028	112	126

Series 2125, Class JZ, 6.00%, 2/15/2029	38	42

Series 2136, Class PG, 6.00%, 3/15/2029	44	49

Series 2132, Class SB, HB, IF, 30.14%, 3/15/2029 (h)	8	13

Series 2141, IO, 7.00%, 4/15/2029	12	1

Series 2169, Class TB, 7.00%, 6/15/2029	151	173

Series 2163, Class PC, IO, 7.50%, 6/15/2029	15	1

Series 2172, Class QC, 7.00%, 7/15/2029	104	120

Series 2176, Class OJ, 7.00%, 8/15/2029	75	87

Series 2201, Class C, 8.00%, 11/15/2029	36	41

Series 2209, Class TC, 8.00%, 1/15/2030	38	45

Series 2210, Class Z, 8.00%, 1/15/2030	74	88

Series 2224, Class CB, 8.00%, 3/15/2030	18	22

Series 2230, Class Z, 8.00%, 4/15/2030	45	53

Series 2234, Class PZ, 7.50%, 5/15/2030	33	39

Series 2247, Class Z, 7.50%, 8/15/2030	34	40

Series 2256, Class MC, 7.25%, 9/15/2030	46	55

Series 2259, Class ZM, 7.00%, 10/15/2030	66	77

Series 2262, Class Z, 7.50%, 10/15/2030	8	10

Series 2271, Class PC, 7.25%, 12/15/2030	77	91

Series 2296, Class PD, 7.00%, 3/15/2031	44	52

Series 2313, Class LA, 6.50%, 5/15/2031	32	37

Series 2325, Class PM, 7.00%, 6/15/2031	42	49

Series 2359, Class ZB, 8.50%, 6/15/2031	122	148

Series 2344, Class ZD, 6.50%, 8/15/2031	407	470

Series 2344, Class ZJ, 6.50%, 8/15/2031	37	44

Series 2345, Class NE, 6.50%, 8/15/2031	29	34

Series 2351, Class PZ, 6.50%, 8/15/2031	31	35

Series 2353, Class AZ, 6.00%, 9/15/2031	227	255

Series 2367, Class ME, 6.50%, 10/15/2031	69	78

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2396, Class FM, 0.55%, 12/15/2031 (h)	104	105

Series 2399, Class OH, 6.50%, 1/15/2032	92	104

Series 2399, Class TH, 6.50%, 1/15/2032	110	129

Series 2410, Class OE, 6.38%, 2/15/2032	27	28

Series 2410, Class NG, 6.50%, 2/15/2032	99	116

Series 2420, Class XK, 6.50%, 2/15/2032	152	177

Series 2464, Class SI, IF, IO, 7.90%, 2/15/2032 (h)	192	33

Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (h)	42	8

Series 2412, Class SP, IF, 15.91%, 2/15/2032 (h)	87	114

Series 2410, Class QS, IF, 19.25%, 2/15/2032 (h)	76	110

Series 2430, Class WF, 6.50%, 3/15/2032	192	226

Series 2423, Class MC, 7.00%, 3/15/2032	109	129

Series 2423, Class MT, 7.00%, 3/15/2032	95	113

Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (h)	77	13

Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (h)	62	11

Series 2435, Class CJ, 6.50%, 4/15/2032	128	149

Series 2434, Class TC, 7.00%, 4/15/2032	108	128

Series 2436, Class MC, 7.00%, 4/15/2032	66	76

Series 2455, Class GK, 6.50%, 5/15/2032	218	248

Series 2450, Class GZ, 7.00%, 5/15/2032	62	74

Series 2462, Class JG, 6.50%, 6/15/2032	97	114

Series 2466, Class PH, 6.50%, 6/15/2032	162	189

Series 2474, Class NR, 6.50%, 7/15/2032	93	107

Series 2484, Class LZ, 6.50%, 7/15/2032	112	134

Series 2500, Class MC, 6.00%, 9/15/2032	111	129

Series 2835, Class QO, PO, 12/15/2032	15	14

Series 2543, Class YX, 6.00%, 12/15/2032	194	224

Series 2544, Class HC, 6.00%, 12/15/2032	156	186

Series 2552, Class ME, 6.00%, 1/15/2033	227	264

Series 2567, Class QD, 6.00%, 2/15/2033	242	283

Series 2575, Class ME, 6.00%, 2/15/2033	552	638

Series 2596, Class QG, 6.00%, 3/15/2033	138	156

Series 2586, Class WI, IO, 6.50%, 3/15/2033	68	13

Series 2692, Class SC, IF, 13.10%, 7/15/2033 (h)	38	50

Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,730

Series 3920, Class LP, 5.00%, 1/15/2034	547	618

Series 2744, Class PE, 5.50%, 2/15/2034	9	10

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 3611, PO, 7/15/2034	37	35

Series 2990, Class UZ, 5.75%, 6/15/2035	1,377	1,588

Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,504

Series 3014, Class OD, PO, 8/15/2035	39	35

Series 3085, Class WF, 0.90%, 8/15/2035 (h)	93	95

Series 3047, Class OD, 5.50%, 10/15/2035	680	759

Series 3074, Class BH, 5.00%, 11/15/2035	212	233

Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,654

Series 3102, Class FB, 0.40%, 1/15/2036 (h)	92	92

Series 3102, Class HS, HB, IF, 24.22%, 1/15/2036 (h)	25	37

Series 3117, Class EO, PO, 2/15/2036	231	216

Series 3117, Class OK, PO, 2/15/2036	137	127

Series 3134, PO, 3/15/2036	34	32

Series 3152, Class MO, PO, 3/15/2036	188	177

Series 3122, Class ZB, 6.00%, 3/15/2036	27	40

Series 3138, PO, 4/15/2036	149	138

Series 3607, Class BO, PO, 4/15/2036	78	73

Series 3219, Class DI, IO, 6.00%, 4/15/2036	117	25

Series 3819, Class ZQ, 6.00%, 4/15/2036	730	862

Series 3149, Class SO, PO, 5/15/2036	26	24

Series 3233, Class OP, PO, 5/15/2036	49	46

Series 3171, Class MO, PO, 6/15/2036	28	27

Series 3179, Class OA, PO, 7/15/2036	133	121

Series 3194, Class SA, IF, IO, 7.00%, 7/15/2036 (h)	28	6

Series 3211, Class SO, PO, 9/15/2036	163	153

Series 3218, Class AO, PO, 9/15/2036	78	66

Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (h)	191	39

Series 3256, PO, 12/15/2036	103	96

Series 3261, Class OA, PO, 1/15/2037	126	116

Series 3260, Class CS, IF, IO, 6.04%, 1/15/2037 (h)	203	40

Series 3274, Class JO, PO, 2/15/2037	28	27

Series 3275, Class FL, 0.54%, 2/15/2037 (h)	33	34

Series 3290, Class SB, IF, IO, 6.35%, 3/15/2037 (h)	275	58

Series 3318, Class AO, PO, 5/15/2037	9	8

Series 3607, PO, 5/15/2037	155	141

Series 3315, Class HZ, 6.00%, 5/15/2037	153	177

Series 3326, Class JO, PO, 6/15/2037	9	8

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 3331, PO, 6/15/2037	114		106

Series 3607, Class OP, PO, 7/15/2037	347		313

Series 4048, Class FJ, 0.50%, 7/15/2037 (h)	475		475

Series 3385, Class SN, IF, IO, 5.90%, 11/15/2037 (h)	34		5

Series 3387, Class SA, IF, IO, 6.32%, 11/15/2037 (h)	153		29

Series 3422, Class AI, IO, 0.25%, 1/15/2038 (f)	1,034		7

Series 3404, Class SC, IF, IO, 5.90%, 1/15/2038 (h)	283		56

Series 3424, Class PI, IF, IO, 6.70%, 4/15/2038 (h)	214		52

Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (h)	293		56

Series 3511, Class SA, IF, IO, 5.90%, 2/15/2039 (h)	215		33

Series 3549, Class FA, 1.30%, 7/15/2039 (h)	24		24

Series 3621, Class BO, PO, 1/15/2040	111		104

Series 3747, Class PY, 4.00%, 10/15/2040	1,000		1,131

Series 3925, Class FL, 0.55%, 1/15/2041 (h)	175		175

Series 3852, Class QN, IF, 5.50%, 5/15/2041 (h)	134		146

Series 3852, Class TP, IF, 5.50%, 5/15/2041 (h)	374		407

Series 3957, Class B, 4.00%, 11/15/2041	142		157

Series 3966, Class NA, 4.00%, 12/15/2041	340		378

Series 4217, Class KY, 3.00%, 6/15/2043	2,000		2,170

Series 4822, Class ZB, 4.00%, 7/15/2048	3,639		3,864

FHLMC, STRIPS

Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)

Series 233, Class 11, IO, 5.00%, 9/15/2035	245		45

Series 233, Class 13, IO, 5.00%, 9/15/2035	356		65

Series 299, Class 300, 3.00%, 1/15/2043	2,059		2,148

Series 310, PO, 9/15/2043	866		760

Series 323, Class 300, 3.00%, 1/15/2044	1,585		1,671

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.00%, 7/25/2032 (h)	246		276

Series T-76, Class 2A, 1.68%, 10/25/2037 (h)	685		697

Series T-51, Class 2A, 7.50%, 8/25/2042 (h)	172		225

Series T-54, Class 2A, 6.50%, 2/25/2043	969		1,160

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series T-54, Class 3A, 7.00%, 2/25/2043	268		324

Series T-58, Class A, PO, 9/25/2043	86		73

Series T-59, Class 1AP, PO, 10/25/2043	204		143

First Horizon Alternative Mortgage Securities Trust

Series 2004-AA4, Class A1, 2.38%, 10/25/2034 (h)	159		165

Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	438		314

Series 2007-FA4, Class 1A2, IF, IO, 5.57%, 8/25/2037 ‡ (h)	994		229

FMC GMSR Issuer Trust

3.69%, 2/25/2024	7,325		7,338

Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (h)	5,000		4,999

Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (h)	4,300		4,302

FNMA Trust, Whole Loan

Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	80		94

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	161		189

Series 2004-W15, Class 2AF, 0.34%, 8/25/2044 (h)	227		226

Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (h)	651		649

Series 2006-W2, Class 1AF1, 0.31%, 2/25/2046 (h)	209		209

FNMA, Grantor Trust, Whole Loan

Series 2002-T19, Class A2, 7.00%, 7/25/2042	503		602

Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	265		314

FNMA, REMIC

Series 2001-48, Class Z, 6.50%, 9/25/2021	—	(j)	—	(j)

Series G-51, Class SA, HB, IF, 27.14%, 12/25/2021 (h)	—	(j)	—	(j)

Series 2002-1, Class HC, 6.50%, 2/25/2022	—	(j)	—	(j)

Series 2007-15, Class NO, PO, 3/25/2022	1		1

Series 1992-101, Class J, 7.50%, 6/25/2022	—	(j)	—	(j)

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class E, 7.50%, 7/25/2022	2		2

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(j)	—	(j)

Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1992-136, Class PK, 6.00%, 8/25/2022	2		2

Series 1996-59, Class J, 6.50%, 8/25/2022	1		1

Series G92-52, Class FD, 0.10%, 9/25/2022 (h)	—	(j)	—	(j)

Series 1992-143, Class MA, 5.50%, 9/25/2022	1		1

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(j)	—	(j)

Series 1992-163, Class M, 7.75%, 9/25/2022	2		2

Series G92-62, Class B, PO, 10/25/2022	1		1

Series G92-59, Class F, 0.98%, 10/25/2022 (h)	—	(j)	—	(j)

Series G92-61, Class Z, 7.00%, 10/25/2022	1		1

Series 1992-188, Class PZ, 7.50%, 10/25/2022	8		9

Series G93-1, Class KA, 7.90%, 1/25/2023	4		4

Series G93-5, Class Z, 6.50%, 2/25/2023	2		2

Series 1997-61, Class ZC, 7.00%, 2/25/2023	33		34

Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (h)	1		1

Series G93-14, Class J, 6.50%, 3/25/2023	2		2

Series 1993-25, Class J, 7.50%, 3/25/2023	6		6

Series 1993-21, Class KA, 7.70%, 3/25/2023	4		4

Series 1998-4, Class C, PO, 4/25/2023	1		1

Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (h)	5		5

Series 1993-62, Class SA, IF, 19.88%, 4/25/2023 (h)	2		2

Series 1998-43, Class SA, IF, IO, 19.94%, 4/25/2023 (h)	6		1

Series 2003-39, Class LW, 5.50%, 5/25/2023	69		71

Series 2003-41, Class PE, 5.50%, 5/25/2023	29		30

Series 2008-47, Class SI, IF, IO, 6.42%, 6/25/2023 (h)	1		—	(j)

Series G93-27, Class FD, 0.96%, 8/25/2023 (h)	4		4

Series 2002-83, Class CS, 6.88%, 8/25/2023	50		52

Series 1999-38, Class SK, IF, IO, 7.97%, 8/25/2023 (h)	1		—	(j)

Series 1996-14, Class SE, IF, IO, 9.49%, 8/25/2023 (h)	26		2

Series 1993-205, Class H, PO, 9/25/2023	4		4

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series G93-37, Class H, PO, 9/25/2023	1	1

Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (h)	3	4

Series 1993-165, Class SD, IF, 14.26%, 9/25/2023 (h)	2	2

Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (h)	2	2

Series 1999-52, Class NS, HB, IF, 23.14%, 10/25/2023 (h)	5	5

Series 1993-179, Class SB, HB, IF, 28.52%, 10/25/2023 (h)	2	3

Series 1995-19, Class Z, 6.50%, 11/25/2023	30	32

Series 1993-230, Class FA, 0.68%, 12/25/2023 (h)	3	3

Series 1993-247, Class FE, 1.08%, 12/25/2023 (h)	6	6

Series 1993-225, Class UB, 6.50%, 12/25/2023	8	8

Series 1993-247, Class SU, IF, 12.67%, 12/25/2023 (h)	3	3

Series 2002-1, Class UD, HB, IF, 24.20%, 12/25/2023 (h)	6	7

Series 1994-37, Class L, 6.50%, 3/25/2024	24	26

Series 1994-40, Class Z, 6.50%, 3/25/2024	156	165

Series 2004-53, Class NC, 5.50%, 7/25/2024	22	23

Series 1995-2, Class Z, 8.50%, 1/25/2025	7	7

Series G95-1, Class C, 8.80%, 1/25/2025	7	8

Series 1997-20, IO, 1.84%, 3/25/2027 (h)	11	—	(j)

Series 1997-27, Class J, 7.50%, 4/18/2027	5	6

Series 1997-29, Class J, 7.50%, 4/20/2027	11	12

Series 1997-39, Class PD, 7.50%, 5/20/2027	59	67

Series 1997-42, Class ZC, 6.50%, 7/18/2027	5	5

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	17	1

Series 1998-36, Class ZB, 6.00%, 7/18/2028	24	27

Series 1998-66, Class SB, IF, IO, 8.07%, 12/25/2028 (h)	4	—	(j)

Series 1999-18, Class Z, 5.50%, 4/18/2029	33	36

Series 1999-17, Class C, 6.35%, 4/25/2029	19	21

Series 1999-62, Class PB, 7.50%, 12/18/2029	30	34

Series 2000-2, Class ZE, 7.50%, 2/25/2030	95	110

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-103, Class VG, 3.00%, 3/25/2030	2,378	2,393

Series 2000-20, Class SA, IF, IO, 9.02%, 7/25/2030 (h)	43	4

Series 2000-52, IO, 8.50%, 1/25/2031	9	2

Series 2001-7, Class PF, 7.00%, 3/25/2031	22	26

Series 2011-31, Class DB, 3.50%, 4/25/2031	1,267	1,367

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	77	11

Series 2001-30, Class PM, 7.00%, 7/25/2031	68	79

Series 2001-36, Class DE, 7.00%, 8/25/2031	70	83

Series 2001-49, Class Z, 6.50%, 9/25/2031	20	23

Series 2001-44, Class MY, 7.00%, 9/25/2031	178	211

Series 2001-44, Class PD, 7.00%, 9/25/2031	25	29

Series 2001-44, Class PU, 7.00%, 9/25/2031	25	29

Series 2001-52, Class KB, 6.50%, 10/25/2031	24	28

Series 2003-52, Class SX, HB, IF, 22.70%, 10/25/2031 (h)	39	57

Series 2001-61, Class Z, 7.00%, 11/25/2031	262	313

Series 2001-72, Class SX, IF, 17.27%, 12/25/2031 (h)	7	9

Series 2002-1, Class SA, HB, IF, 24.91%, 2/25/2032 (h)	11	17

Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (h)	214	7

Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (h)	3	3

Series 2002-21, Class LO, PO, 4/25/2032	7	7

Series 2002-21, Class PE, 6.50%, 4/25/2032	66	77

Series 2002-28, Class PK, 6.50%, 5/25/2032	164	191

Series 2012-66, Class CB, 3.00%, 6/25/2032	3,000	3,254

Series 2002-37, Class Z, 6.50%, 6/25/2032	47	54

Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	183	25

Series 2002-48, Class GH, 6.50%, 8/25/2032	246	291

Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (h)	31	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2004-59, Class BG, PO, 12/25/2032	81	77

Series 2002-77, Class S, IF, 14.33%, 12/25/2032 (h)	36	45

Series 2003-22, Class UD, 4.00%, 4/25/2033	794	871

Series 2003-35, Class UC, 3.75%, 5/25/2033	8	8

Series 2003-42, Class GB, 4.00%, 5/25/2033	59	66

Series 2003-34, Class AX, 6.00%, 5/25/2033	127	148

Series 2003-34, Class ED, 6.00%, 5/25/2033	697	810

Series 2003-39, IO, 6.00%, 5/25/2033 (h)	32	5

Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	257	52

Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	459	47

Series 2003-47, Class PE, 5.75%, 6/25/2033	122	140

Series 2004-4, Class QI, IF, IO, 7.02%, 6/25/2033 (h)	88	3

Series 2004-4, Class QM, IF, 14.03%, 6/25/2033 (h)	8	9

Series 2003-64, Class SX, IF, 13.51%, 7/25/2033 (h)	34	42

Series 2003-132, Class OA, PO, 8/25/2033	13	13

Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	230	38

Series 2003-71, Class DS, IF, 7.34%, 8/25/2033 (h)	277	309

Series 2003-74, Class SH, IF, 10.02%, 8/25/2033 (h)	61	70

Series 2003-91, Class SD, IF, 12.36%, 9/25/2033 (h)	56	68

Series 2013-101, Class AE, 3.00%, 10/25/2033	3,349	3,620

Series 2013-101, Class E, 3.00%, 10/25/2033	3,000	3,237

Series 2013-108, Class GU, 3.00%, 10/25/2033	4,000	4,324

Series 2003-116, Class SB, IF, IO, 7.52%, 11/25/2033 (h)	360	69

Series 2006-44, Class P, PO, 12/25/2033	622	584

Series 2003-130, Class SX, IF, 11.39%, 1/25/2034 (h)	7	8

Series 2004-25, Class SA, IF, 19.29%, 4/25/2034 (h)	157	223

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-46, Class SK, IF, 16.27%, 5/25/2034 (h)	296	389

Series 2004-36, Class SA, IF, 19.29%, 5/25/2034 (h)	340	498

Series 2004-46, Class QB, HB, IF, 23.66%, 5/25/2034 (h)	120	177

Series 2004-51, Class SY, IF, 14.07%, 7/25/2034 (h)	62	75

Series 2005-74, Class CS, IF, 19.79%, 5/25/2035 (h)	98	121

Series 2005-56, Class S, IF, IO, 6.63%, 7/25/2035 (h)	300	60

Series 2005-66, Class SG, IF, 17.16%, 7/25/2035 (h)	103	148

Series 2005-68, Class PG, 5.50%, 8/25/2035	298	340

Series 2005-84, Class XM, 5.75%, 10/25/2035	844	955

Series 2005-110, Class GL, 5.50%, 12/25/2035	2,413	2,751

Series 2006-46, Class UC, 5.50%, 12/25/2035	211	226

Series 2005-109, Class PC, 6.00%, 12/25/2035	281	315

Series 2006-39, Class WC, 5.50%, 1/25/2036	216	229

Series 2006-16, Class OA, PO, 3/25/2036	114	107

Series 2006-22, Class AO, PO, 4/25/2036	193	181

Series 2006-23, Class KO, PO, 4/25/2036	33	32

Series 2006-44, Class GO, PO, 6/25/2036	253	238

Series 2006-53, Class US, IF, IO, 6.50%, 6/25/2036 (h)	379	73

Series 2006-56, PO, 7/25/2036	203	190

Series 2006-58, PO, 7/25/2036	109	102

Series 2006-58, Class AP, PO, 7/25/2036	203	188

Series 2006-65, Class QO, PO, 7/25/2036	171	162

Series 2006-56, Class FC, 0.37%, 7/25/2036 (h)	375	377

Series 2006-58, Class FL, 0.54%, 7/25/2036 (h)	27	27

Series 2006-60, Class DZ, 6.50%, 7/25/2036	4,299	4,969

Series 2006-72, Class TO, PO, 8/25/2036	30	28

Series 2006-79, Class DO, PO, 8/25/2036	136	131

Series 2007-7, Class SG, IF, IO, 6.42%, 8/25/2036 (h)	785	214

Series 2006-77, Class PC, 6.50%, 8/25/2036	441	508

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2006-90, Class AO, PO, 9/25/2036	96	91

Series 2008-42, Class AO, PO, 9/25/2036	53	48

Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	682	138

Series 2006-109, PO, 11/25/2036	52	48

Series 2006-110, PO, 11/25/2036	300	281

Series 2006-111, Class EO, PO, 11/25/2036	38	35

Series 2006-124, Class HB, 2.20%, 11/25/2036 (h)	502	511

Series 2006-119, PO, 12/25/2036	38	37

Series 2006-118, Class A2, 0.14%, 12/25/2036 (h)	164	163

Series 2009-70, Class CO, PO, 1/25/2037	277	256

Series 2006-128, Class BP, 5.50%, 1/25/2037	83	91

Series 2007-77, Class FG, 0.58%, 3/25/2037 (h)	47	48

Series 2007-16, Class FC, 0.83%, 3/25/2037 (h)	63	65

Series 2007-14, Class ES, IF, IO, 6.36%, 3/25/2037 (h)	455	83

Series 2007-48, PO, 5/25/2037	77	75

Series 2007-60, Class AX, IF, IO, 7.07%, 7/25/2037 (h)	1,367	349

Series 2007-81, Class GE, 6.00%, 8/25/2037	163	189

Series 2007-88, Class VI, IF, IO, 6.46%, 9/25/2037 (h)	905	198

Series 2007-91, Class ES, IF, IO, 6.38%, 10/25/2037 (h)	630	135

Series 2007-116, Class HI, IO, 1.41%, 1/25/2038 (h)	413	17

Series 2008-1, Class BI, IF, IO, 5.83%, 2/25/2038 (h)	223	44

Series 2008-16, Class IS, IF, IO, 6.12%, 3/25/2038 (h)	81	14

Series 2008-10, Class XI, IF, IO, 6.15%, 3/25/2038 (h)	210	40

Series 2008-27, Class SN, IF, IO, 6.82%, 4/25/2038 (h)	115	20

Series 2008-44, PO, 5/25/2038	6	6

Series 2008-53, Class CI, IF, IO, 7.12%, 7/25/2038 (h)	154	29

Series 2008-80, Class SA, IF, IO, 5.77%, 9/25/2038 (h)	371	69

Series 2008-81, Class SB, IF, IO, 5.77%, 9/25/2038 (h)	346	58

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-6, Class GS, IF, IO, 6.47%, 2/25/2039 (h)	336	76

Series 2009-62, Class HJ, 6.00%, 5/25/2039	69	72

Series 2009-60, Class HT, 6.00%, 8/25/2039	284	333

Series 2009-103, Class MB, 2.11%, 12/25/2039 (h)	137	144

Series 2009-99, Class SC, IF, IO, 6.10%, 12/25/2039 (h)	82	13

Series 2010-49, Class SC, IF, 12.49%, 3/25/2040 (h)	244	312

Series 2010-64, Class DM, 5.00%, 6/25/2040	127	143

Series 2010-71, Class HJ, 5.50%, 7/25/2040	188	217

Series 2010-147, Class SA, IF, IO, 6.45%, 1/25/2041 (h)	901	198

Series 2011-30, Class LS, IO, 1.60%, 4/25/2041 (h)	365	24

Series 2011-75, Class FA, 0.63%, 8/25/2041 (h)	104	105

Series 2011-118, Class MT, 7.00%, 11/25/2041	286	346

Series 2011-130, Class CA, 6.00%, 12/25/2041	536	628

Series 2013-81, Class TA, 3.00%, 2/25/2043	1,633	1,681

Series 2013-92, PO, 9/25/2043	775	709

Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,831

Series 2013-101, Class DO, PO, 10/25/2043	1,275	1,111

Series 2013-128, PO, 12/25/2043	1,439	1,287

Series 2011-2, Class WA, 5.85%, 2/25/2051 (h)	192	219

FNMA, REMIC Trust Series 2007-42, Class AO, PO, 5/25/2037	19	18

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.67%, 7/25/2037 (h)	9	15

Series 2003-W4, Class 2A, 5.66%, 10/25/2042 (h)	41	47

Series 2003-W1, Class 1A1, 5.09%, 12/25/2042 (h)	360	395

Series 2003-W1, Class 2A, 5.59%, 12/25/2042 (h)	149	166

Series 2009-W1, Class A, 6.00%, 12/25/2049	422	487

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

FNMA, REMIC, Whole Loan

Series 2007-101, Class A2, 0.33%, 6/27/2036 (h)	257	253

Series 2007-54, Class FA, 0.48%, 6/25/2037 (h)	153	156

Series 2007-106, Class A7, 6.25%, 10/25/2037 (h)	100	118

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	1	—	(j)

Series 265, Class 2, 9.00%, 3/25/2024	1	1

Series 329, Class 1, PO, 1/25/2033	29	28

Series 345, Class 6, IO, 5.00%, 12/25/2033 (h)	44	6

Series 351, Class 7, IO, 5.00%, 4/25/2034 (h)	147	18

Series 355, Class 11, IO, 6.00%, 7/25/2034	119	20

Series 365, Class 8, IO, 5.50%, 5/25/2036	180	37

Series 374, Class 5, IO, 5.50%, 8/25/2036	103	18

Series 393, Class 6, IO, 5.50%, 4/25/2037	35	5

Series 383, Class 32, IO, 6.00%, 1/25/2038	46	11

Series 383, Class 33, IO, 6.00%, 1/25/2038	121	23

Freedom Series 2021-SAVF1, 4.40%, 3/25/2023	4,400	4,400

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.09%, 6/19/2035 (h)	488	474

GNMA

Series 1999-4, Class ZB, 6.00%, 2/20/2029	195	195

Series 2001-35, Class SA, IF, IO, 8.15%, 8/16/2031 (h)	65	—	(j)

Series 2002-52, Class GH, 6.50%, 7/20/2032	293	293

Series 2003-58, Class BE, 6.50%, 1/20/2033	411	438

Series 2003-12, Class SP, IF, IO, 7.61%, 2/20/2033 (h)	97	11

Series 2003-24, PO, 3/16/2033	18	18

Series 2003-40, Class TJ, 6.50%, 3/20/2033	509	547

Series 2003-46, Class TC, 6.50%, 3/20/2033	241	259

Series 2003-46, Class MG, 6.50%, 5/20/2033	318	351

Series 2003-52, Class AP, PO, 6/16/2033	93	89

Series 2003-90, PO, 10/20/2033	26	25

Series 2003-112, Class SA, IF, IO, 6.45%, 12/16/2033 (h)	335	34

Series 2004-28, Class S, IF, 19.40%, 4/16/2034 (h)	150	211

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-73, Class AE, IF, 14.66%, 8/17/2034 (h)	2	2

Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (h)	449	68

Series 2005-68, Class DP, IF, 16.20%, 6/17/2035 (h)	48	60

Series 2010-14, Class CO, PO, 8/20/2035	151	142

Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (h)	690	101

Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (h)	991	201

Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	146	21

Series 2006-16, Class OP, PO, 3/20/2036	66	62

Series 2006-38, Class SW, IF, IO, 6.41%, 6/20/2036 (h)	70	3

Series 2006-38, Class ZK, 6.50%, 8/20/2036	789	878

Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (h)	217	30

Series 2006-65, Class SA, IF, IO, 6.71%, 11/20/2036 (h)	354	43

Series 2011-22, Class WA, 5.88%, 2/20/2037 (h)	342	393

Series 2007-57, PO, 3/20/2037	92	89

Series 2007-17, Class JO, PO, 4/16/2037	63	58

Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (h)	591	129

Series 2007-19, Class SD, IF, IO, 6.11%, 4/20/2037 (h)	323	32

Series 2007-28, Class BO, PO, 5/20/2037	67	63

Series 2007-26, Class SC, IF, IO, 6.11%, 5/20/2037 (h)	260	42

Series 2007-27, Class SA, IF, IO, 6.11%, 5/20/2037 (h)	274	37

Series 2007-36, Class SE, IF, IO, 6.37%, 6/16/2037 (h)	155	18

Series 2007-47, Class PH, 6.00%, 7/16/2037	2,500	2,859

Series 2007-40, Class SB, IF, IO, 6.66%, 7/20/2037 (h)	563	104

Series 2007-42, Class SB, IF, IO, 6.66%, 7/20/2037 (h)	335	53

Series 2007-50, Class AI, IF, IO, 6.69%, 8/20/2037 (h)	199	2

Series 2007-53, Class SW, IF, 19.94%, 9/20/2037 (h)	28	37

Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	55	2

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-79, Class OK, PO, 11/16/2037	96	91

Series 2007-73, Class MI, IF, IO, 5.91%, 11/20/2037 (h)	188	22

Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (h)	369	47

Series 2007-72, Class US, IF, IO, 6.46%, 11/20/2037 (h)	179	22

Series 2007-79, Class SY, IF, IO, 6.46%, 12/20/2037 (h)	164	23

Series 2008-2, Class NS, IF, IO, 6.44%, 1/16/2038 (h)	336	44

Series 2008-2, Class MS, IF, IO, 7.06%, 1/16/2038 (h)	101	18

Series 2008-10, Class S, IF, IO, 5.74%, 2/20/2038 (h)	201	24

Series 2008-36, Class SH, IF, IO, 6.21%, 4/20/2038 (h)	272	1

Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (h)	1,741	309

Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (h)	150	23

Series 2008-71, Class SC, IF, IO, 5.91%, 8/20/2038 (h)	71	9

Series 2009-25, Class SE, IF, IO, 7.51%, 9/20/2038 (h)	132	20

Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (h)	197	25

Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	43	1

Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (h)	202	18

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	423	52

Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	191	33

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	181	39

Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (h)	406	63

Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	92	12

Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	99	17

Series 2009-43, Class SA, IF, IO, 5.86%, 6/20/2039 (h)	176	22

Series 2009-72, Class SM, IF, IO, 6.15%, 8/16/2039 (h)	401	59

Series 2010-31, Class NO, PO, 3/20/2040	665	631

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2013-75, Class WA, 5.14%, 6/20/2040 (h)	882		1,007

Series 2010-130, Class CP, 7.00%, 10/16/2040	112		134

Series 2010-157, Class OP, PO, 12/20/2040	701		667

Series 2011-75, Class SM, IF, IO, 6.51%, 5/20/2041 (h)	552		74

Series 2014-188, Class W, 4.59%, 10/20/2041 (h)	373		415

Series 2012-141, Class WC, 3.67%, 1/20/2042 (h)	230		251

Series 2013-54, Class WA, 4.88%, 11/20/2042 (h)	1,364		1,550

Series 2013-91, Class WA, 4.48%, 4/20/2043 (h)	649		718

Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300		1,525

Series 2018-160, Class PA, 3.50%, 7/20/2046	2,796		2,898

Series 2012-H24, Class FG, 0.53%, 4/20/2060 (h)	9		9

Series 2013-H03, Class FA, 0.40%, 8/20/2060 (h)	1		1

Series 2012-H21, Class CF, 0.80%, 5/20/2061 (h)	11		11

Series 2013-H05, Class FB, 0.50%, 2/20/2062 (h)	67		67

Series 2012-H15, Class FA, 0.55%, 5/20/2062 (h)	—	(j)	—	(j)

Series 2012-H26, Class MA, 0.65%, 7/20/2062 (h)	3		3

Series 2012-H28, Class FA, 0.68%, 9/20/2062 (h)	8		8

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (h)	641		643

Series 2012-H31, Class FD, 0.44%, 12/20/2062 (h)	858		858

Series 2013-H01, Class FA, 1.65%, 1/20/2063	42		42

Series 2013-H08, Class FC, 0.55%, 2/20/2063 (h)	765		767

Series 2013-H04, Class BA, 1.65%, 2/20/2063	20		20

Series 2013-H07, Class HA, 0.51%, 3/20/2063 (h)	710		712

Series 2013-H09, Class HA, 1.65%, 4/20/2063	48		48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2013-H18, Class JA, 0.70%, 8/20/2063 (h)	1,389	1,397

Series 2014-H01, Class FD, 0.75%, 1/20/2064 (h)	1,042	1,048

Series 2014-H09, Class TA, 0.70%, 4/20/2064 (h)	1,061	1,067

Series 2015-H15, Class FD, 0.54%, 6/20/2065 (h)	1,343	1,348

Series 2015-H15, Class FJ, 0.54%, 6/20/2065 (h)	3,005	3,015

Series 2015-H16, Class FG, 0.54%, 7/20/2065 (h)	1,961	1,969

Series 2015-H23, Class FB, 0.62%, 9/20/2065 (h)	2,030	2,043

Series 2015-H32, Class FH, 0.76%, 12/20/2065 (h)	1,512	1,529

Series 2017-H08, Class XI, IO, 2.18%, 3/20/2067 (h)	6,854	648

GSMPS Mortgage Loan Trust

Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (h)	372	374

Series 2005-RP3, Class 1AF, 0.44%, 9/25/2035 (a) (h)	627	534

Series 2005-RP3, Class 1AS, IO, 4.22%, 9/25/2035 ‡ (a) (h)	473	56

Series 2006-RP2, Class 1AS2, IF, IO, 4.30%, 4/25/2036 ‡ (a) (h)	1,940	294

GSR Mortgage Loan Trust

Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	110	119

Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	66	67

Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	211	220

Series 2005-4F, Class AP, PO, 5/25/2035 ‡	2	2

Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	355	370

Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	856	602

Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	1,293	1,299

Impac CMB Trust

Series 2004-7, Class 1A1, 0.82%, 11/25/2034 (h)	574	581

Series 2005-4, Class 2A1, 0.68%, 5/25/2035 (h)	102	102

Impac Secured Assets Trust Series 2006-1, Class 2A1, 0.78%, 5/25/2036 (h)	65	65

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

JPMorgan Mortgage Trust

Series 2006-A2, Class 5A3, 2.43%, 11/25/2033 (h)	217		219

Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (h)	184		194

Series 2006-A3, Class 6A1, 2.58%, 8/25/2034 (h)	54		54

Lehman Mortgage Trust

Series 2006-2, Class 1A1, 5.94%, 4/25/2036 (h)	219		184

Series 2008-2, Class 1A6, 6.00%, 3/25/2038	475		244

LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (h)	2,075		2,070

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (h)	100		101

Series 2004-4, Class 2A1, 2.22%, 5/25/2034 (h)	31		31

Series 2004-13, Class 3A7, 2.75%, 11/21/2034 (h)	253		255

Series 2004-15, Class 3A1, 2.62%, 12/25/2034 (h)	51		50

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3		3

Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2		2

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	109		111

Series 2003-3, Class 1A1, 6.50%, 5/25/2033	100		103

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	221		229

Series 2004-3, Class 2A1, 6.25%, 4/25/2034	166		169

Series 2004-6, Class 30, PO, 7/25/2034 ‡	129		111

Series 2004-6, Class 7A1, 6.00%, 7/25/2034	233		243

Series 2004-7, Class 30, PO, 8/25/2034 ‡	72		62

MASTR Asset Securitization Trust

Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	(j)	—	(j)

Series 2003-12, Class 30, PO, 12/25/2033 ‡	11		11

Series 2004-1, Class 30, PO, 2/25/2034 ‡	9		7

MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 0.44%, 5/25/2035 (a) (h)	1,333		709

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	78		66

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.70%, 10/25/2028 (h)	54		55

Series 2003-F, Class A1, 0.72%, 10/25/2028 (h)	454		457

Series 2004-A, Class A1, 0.54%, 4/25/2029 (h)	85		84

Series 2004-1, Class 2A1, 2.08%, 12/25/2034 (h)	151		153

MRA Issuance Trust

Series 2021-EBO5, Class A1X, 1.85%, 2/16/2022 (a) (h)	6,700		6,705

Series 2021-EBO7, Class A1X, 2.85%, 2/16/2022 (a) (h)	6,700		6,702

Series 2021-EBO2, Class A, 2.83%, 12/31/2049 (a) (h)	6,500		6,500

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (h)	200		198

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	34		35

Series 2003-A1, Class A1, 5.50%, 5/25/2033	10		10

Series 2003-A1, Class A2, 6.00%, 5/25/2033	37		37

P —stla 7.25%, 10/11/2026 ‡	2,600		2,600

PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (h)	3,899		3,910

RALI Trust

Series 2002-QS16, Class A3, IF, 16.45%, 10/25/2017 (h)	—	(j)	—	(j)

Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (h)	3		—	(j)

Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	(j)	—

Series 2003-QS12, Class A2A, IF, IO, 7.52%, 6/25/2018 ‡ (h)	—	(j)	—	(j)

Series 2003-QS14, Class A1, 5.00%, 7/25/2018	6		5

Series 2004-QA6, Class NB2, 2.89%, 12/26/2034 (h)	492		441

RBSSP Resecuritization Trust Series 2009-12, Class 1A1, 5.16%, 11/25/2033 (a) (h)	11		11

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

RFMSI Trust

Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	(j)	—	(j)

Series 2005-SA4, Class 1A1, 2.53%, 9/25/2035 (h)	85		76

RMIP 5.60%, 8/25/2021 ‡	1,390		1,366

SART

4.75%, 7/15/2024	1,671		1,674

4.76%, 6/15/2025	1,782		1,783

Seasoned Credit Risk Transfer Trust

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	3,307		3,637

Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	1,722		1,997

Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 0.75%, 10/19/2034 (h)	225		221

Thornburg Mortgage Securities Trust

Series 2003-4, Class A1, 0.72%, 9/25/2043 (h)	99		101

Series 2004-4, Class 3A, 1.92%, 12/25/2044 (h)	208		208

Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (f)	2,795		2,821

Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (h)	5,913		6,039

Two Harbors Series 2021-FNT1, Class A, 3.65%, 3/25/2020	4,400		4,412

Vendee Mortgage Trust

Series 1994-1, Class 1, 5.09%, 2/15/2024 (h)	59		62

Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	84		89

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	158		177

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	119		132

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	239		268

Series 1998-1, Class 2E, 7.00%, 3/15/2028	290		321

Series 1999-1, Class 2Z, 6.50%, 1/15/2029	577		639

Series 2003-2, Class Z, 5.00%, 5/15/2033	2,595		2,930

vMobo, Inc. 7.50%, 5/31/2024	3,159		3,159

WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	393		404

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR8, Class A, 2.66%, 8/25/2033 (h)	31		32

Series 2003-AR9, Class 2A, 2.40%, 9/25/2033 (h)	51		51

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2003-AR9, Class 1A6, 2.63%, 9/25/2033 (h)	502	504

Series 2003-S9, Class P, PO, 10/25/2033 ‡	18	16

Series 2003-S9, Class A8, 5.25%, 10/25/2033	262	270

Series 2004-AR3, Class A1, 2.59%, 6/25/2034 (h)	36	37

Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (h)	30	31

Series 2006-AR10, Class 2P, 2.87%, 9/25/2036 ‡ (h)	57	49

Series 2006-AR12, Class 2P, 2.67%, 10/25/2036 ‡ (h)	45	44

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust

Series 2005-2, Class 2A3, IF, IO, 4.91%, 4/25/2035 ‡ (h)	646	94

Series 2005-2, Class 1A4, IF, IO, 4.96%, 4/25/2035 ‡ (h)	2,609	352

Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	781	133

Series 2005-4, Class CB7, 5.50%, 6/25/2035	816	823

Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	697	119

Series 2005-6, Class 2A4, 5.50%, 8/25/2035	138	137

Series 2005-6, Class 2A9, 5.50%, 8/25/2035	887	879

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	137	137

ZH Trust Series 2021-1, Class A, 2.25%, 2/18/2027 (a)	1,830	1,831

Total Collateralized Mortgage Obligations (Cost $247,299)		262,482

Asset-Backed Securities — 10.3%

Academic Loan Funding Trust Series 2013-1A, Class A, 0.88%, 12/26/2044 (a) (h)	780	778

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	338	339

Air Canada Pass-Through Trust (Canada)

Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	540	553

Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	205	216

Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	416	422

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	588	575

American Airlines Pass-Through Trust

Series 2016-3, Class AA, 3.00%, 10/15/2028	326	328

Series 2017-1, Class AA, 3.65%, 2/15/2029	441	459

American Homes 4 Rent

Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	3,753	3,984

Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,275	1,382

American Homes 4 Rent Trust

Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	3,524	3,748

Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (a)	2,000	2,152

Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (a)	850	929

Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	2,633	2,790

Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (a)	500	536

Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	2,380	2,623

American Tower Trust #1 REIT, 3.07%, 3/15/2023 (a)	750	753

AMSR Trust

Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	3,500	3,581

Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	4,000	4,016

British Airways Pass-Through Trust (United Kingdom)

Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	517	542

Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	829	841

Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	671	689

Business Jet Securities LLC

Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	1,107	1,140

Series 2019-1, Class B, 5.19%, 7/15/2034 ‡ (a)	2,374	2,390

Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	1,108	1,130

Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,160	2,174

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,777	4,902

Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	802	833

Carvana Auto Receivables Trust

Series 2019-4A, Class A3, 2.30%, 9/15/2023 (a)	219	220

Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	4,675	4,751

Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	5,240	5,333

CFMT LLC Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (h)	3,261	3,267

Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 ‡ (f)	314	331

Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	1,137

Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.13%, 3/24/2023 (a) (h)	2,810	2,810

Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	179	182

Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	2,070	2,090

CoreVest American Finance Trust

Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	2,000	2,163

Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	2,855	2,794

CPS Auto Trust Series 2018-C, Class D, 4.40%, 6/17/2024 (a)	2,964	3,018

Credit Acceptance Auto Loan Trust

Series 2018-3A, Class B, 3.89%, 10/15/2027 (a)	301	301

Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	7,280	7,317

Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	2,389	2,434

CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.98%, 10/25/2034 (h)	71	70

DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	2,700	2,710

Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	244	264

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	2,618	2,696

Drive Auto Receivables Trust

Series 2017-1, Class D, 3.84%, 3/15/2023	145	145

Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	796	801

Series 2019-4, Class C, 2.51%, 11/17/2025	1,960	1,983

Exeter Automobile Receivables Trust

Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	2,170	2,192

Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	3,540	3,665

FirstKey Homes Trust

Series 2020-SFR2, Class E, 2.67%, 10/19/2037 ‡ (a)	3,000	3,060

Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	4,000	4,013

FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,845	5,296

Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (a)	711	733

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (h)	54	49

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	129	130

Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	1,945	2,000

Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	412	437

HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	377	358

HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,215	1,285

HERO Funding Trust (Cayman Islands)

Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	520	537

Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,209	1,270

Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	116	118

Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 0.48%, 3/25/2036 ‡ (h)	11	11

KGS-Alpha SBA COOF Trust

Series 2012-2, Class A, IO, 0.92%, 8/25/2038 ‡ (a) (h)	2,134	44

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Series 2013-2, Class A, IO, 1.97%, 3/25/2039 ‡ (a) (h)	2,062	80

Series 2015-2, Class A, IO, 3.31%, 7/25/2041 ‡ (a) (h)	838	96

Lendmark Funding Trust Series 2019-1A, Class B, 3.40%, 12/20/2027 ‡ (a)	3,319	3,389

LP LMS Asset Securitization Trust 3.23%, 10/15/2028	4,349	4,352

Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	2,330	2,338

Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	519	551

MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	2,525	2,552

New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 ‡ (f)	284	291

NRZ Excess Spread-Collateralized Notes

Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	1,663	1,681

Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	7,118	7,085

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	1,863	1,878

Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	3,010	3,073

Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	7,149	7,167

Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (f)	4,837	4,842

Progress Residential Trust

Series 2020-SFR3, Class C, 1.70%, 10/17/2027 ‡ (a)	3,250	3,250

Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	5,000	5,083

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	287	115

Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	517	545

Santander Retail Auto Lease Trust Series 2020-A, Class A4, 1.76%, 3/20/2024 (a)	3,955	4,030

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (f)	167	168

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 ‡ (a)	1,441	1,476

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	323	331

Synchrony Card Funding LLC

Series 2019-A1, Class A, 2.95%, 3/15/2025	4,681	4,749

Series 2019-A2, Class A, 2.34%, 6/15/2025	5,000	5,086

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,603

Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	1,919	1,938

United Airlines Pass-Through Trust

Series 2016-2, Class B, 3.65%, 10/7/2025	1,050	1,047

Series 2018-1, Class B, 4.60%, 3/1/2026	165	171

Series 2016-1, Class A, 3.45%, 7/7/2028	619	630

Series 2016-2, Class A, 3.10%, 10/7/2028	1,088	1,082

Series 2018-1, Class AA, 3.50%, 3/1/2030	939	979

Series 2018-1, Class A, 3.70%, 3/1/2030	1,455	1,497

Series 2019-1, Class AA, 4.15%, 8/25/2031	918	1,002

Series 2019-1, Class A, 4.55%, 8/25/2031	820	882

Series 2019-2, Class AA, 2.70%, 5/1/2032	1,263	1,270

Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	1,434	1,442

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	435	438

VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (f)	2,412	2,416

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (f)	5,662	5,683

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	4,041	4,047

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	3,417	3,420

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	3,450	3,453

Westlake Automobile Receivables Trust Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	2,500	2,568

World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	2,245	2,275

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	1,352	1,360

Total Asset-Backed Securities (Cost $217,693)		221,231

Commercial Mortgage-Backed Securities — 4.0%

BAMLL Commercial Mortgage Securities Trust

Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	560	575

Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (h)	1,300	1,442

BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	4,400	4,661

Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 ‡ (a) (h)	11	—	(j)

Commercial Mortgage Trust

Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	3,500	3,696

Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (h)	1,060	1,084

Series 2012-CR2, Class XA, IO, 1.77%, 8/15/2045 ‡ (h)	2,251	15

FHLMC Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (a) (h)	6,370	6,376

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KJ09, Class A2, 2.84%, 9/25/2022	647	658

Series KS01, Class A2, 2.52%, 1/25/2023	803	817

Series KPLB, Class A, 2.77%, 5/25/2025	353	379

Series K052, Class A2, 3.15%, 11/25/2025	3,560	3,877

Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,745

Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,475

Series K070, Class A2, 3.30%, 11/25/2027 (h)	1,748	1,964

FNMA ACES

Series 2014-M3, Class A2, 3.50%, 1/25/2024 (h)	1,343	1,424

Series 2017-M3, Class A2, 2.56%, 12/25/2026 (h)	1,168	1,249

Series 2015-M10, Class A2, 3.09%, 4/25/2027 (h)	8,465	9,308

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (h)	3,815	4,189

Series 2018-M8, Class A2, 3.44%, 6/25/2028 (h)	2,580	2,907

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-M10, Class A2, 3.48%, 7/25/2028 (h)	3,335	3,763

Series 2017-M5, Class A2, 3.23%, 4/25/2029 (h)	3,185	3,572

Series 2020-M50, Class A1, 0.67%, 10/25/2030	3,786	3,731

Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,320

Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (h)	22,367	2,436

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	749	747

Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	3,855	524

FREMF Mortgage Trust Series 2014-K39, Class C, 4.28%, 8/25/2047 (a) (h)	4,650	5,015

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	998	1,119

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class XW, IO, 0.60%, 11/15/2038 ‡ (a) (h)	892	—	(j)

ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049 ‡ (a) (h)	13	—	(j)

Morgan Stanley Capital I Trust Series 2006-IQ12, Class X1, IO, 0.29%, 12/15/2043 ‡ (a) (h)	285	—	(j)

MRCD MARK Mortgage Trust

Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	2,050	2,139

Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	2,685	2,712

RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	664	678

SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	3,935	4,139

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,236	2,248

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	886

Series 2012-C2, Class XA, IO, 1.43%, 5/10/2063 ‡ (a) (h)	6,671	45

VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	1,398	1,431

WFRBS Commercial Mortgage Trust

Series 2013-C11, Class D, 4.38%, 3/15/2045 ‡ (a) (h)	400	396

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2012-C6, Class A4, 3.44%, 4/15/2045	172	172

Total Commercial Mortgage-Backed Securities (Cost $81,423)		85,914

U.S. Government Agency Securities — 0.8%

Tennessee Valley Authority

5.88%, 4/1/2036	6,839	10,208

4.63%, 9/15/2060	304	461

Tennessee Valley Authority STRIPS

DN, 3.83%, 11/1/2025 (g)	5,000	4,851

DN, 5.14%, 6/15/2035 (g)	800	597

Total U.S. Government Agency Securities (Cost $13,903)		16,117

Municipal Bonds — 0.6% (l)

California — 0.1%

City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	440	596

State of California, Build America Bonds GO, 7.30%, 10/1/2039	350	567

Total California		1,163

New York — 0.3%

New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	493

Port Authority of New York and New Jersey, Consolidated

Series 164, Rev., 5.65%, 11/1/2040	1,825	2,617

Series 165, Rev., 5.65%, 11/1/2040	440	631

Series 174, Rev., 4.46%, 10/1/2062	2,060	2,831

Total New York		6,572

Ohio — 0.2%

American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	2,196

Ohio State University (The), General Receipts

Series 2016A, Rev., 4.05%, 12/1/2056	325	420

Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	2,330

Rev., 5.59%, 12/1/2114	200	308

Total Ohio		5,254

Total Municipal Bonds (Cost $9,148)		12,989

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.5%

Kingdom of Saudi Arabia (Saudi Arabia)

2.25%, 2/2/2033 (a)	622	612

3.45%, 2/2/2061 (a)	550	553

Province of Quebec (Canada) 7.36%, 3/6/2026 (f)	377	478

Republic of Chile (Chile) 2.55%, 1/27/2032	497	511

Republic of Colombia (Colombia)

4.00%, 2/26/2024	922	970

4.50%, 1/28/2026	581	631

7.38%, 9/18/2037	200	258

5.63%, 2/26/2044	200	223

5.00%, 6/15/2045	515	538

Republic of Panama (Panama) 4.50%, 4/16/2050	325	371

Republic of Peru (Peru) 5.63%, 11/18/2050	88	122

Republic of South Africa (South Africa) 5.88%, 9/16/2025	640	723

United Mexican States (Mexico)

4.13%, 1/21/2026	316	358

3.75%, 1/11/2028	1,216	1,344

2.66%, 5/24/2031	1,075	1,063

4.60%, 1/23/2046	2,113	2,317

3.77%, 5/24/2061	772	736

Total Foreign Government Securities (Cost $11,263)		11,808

	SHARES (000)
Short-Term Investments — 5.6%

Investment Companies — 5.6%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (m) (n) (Cost $119,726)	119,678	119,738

Total Investments — 103.3% (Cost $2,122,757)		2,218,786
Liabilities in Excess of Other Assets — (3.3)%		(70,613)

NET ASSETS — 100.0%		2,148,173

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(g)	The rate shown is the effective yield as of August 31, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	Defaulted security.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.2%

Aerospace & Defense — 1.2%

Boeing Co. (The)

1.43%, 2/4/2024	70	70

4.88%, 5/1/2025	54	60

2.20%, 2/4/2026	86	86

3.10%, 5/1/2026	250	265

L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	78

Leidos, Inc. 2.30%, 2/15/2031	100	99

Northrop Grumman Corp. 2.93%, 1/15/2025	150	160

Raytheon Technologies Corp. 4.13%, 11/16/2028	100	115

Textron, Inc. 3.00%, 6/1/2030	100	107

		1,040

Automobiles — 0.7%

Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025 (a)	150	155

General Motors Co. 6.13%, 10/1/2025	50	59

Hyundai Capital America 2.85%, 11/1/2022 (a)	200	205

Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	200	223

		642

Banks — 3.8%

Bank of America Corp.

3.30%, 1/11/2023	90	94

(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	42	44

Series L, 3.95%, 4/21/2025	154	169

(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	60	60

(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	250	275

Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	250	259

Barclays plc (United Kingdom) 3.68%, 1/10/2023	100	101

Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	159

Citigroup, Inc.

4.40%, 6/10/2025	115	128

4.45%, 9/29/2027	50	57

(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	350	364

Citizens Financial Group, Inc. 2.64%, 9/30/2032	50	51

Fifth Third Bancorp 2.38%, 1/28/2025	64	67

HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (b)	200	209

(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200	201

Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	277

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued

Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	234

Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024 (a)	200	218

US Bancorp Series X, 3.15%, 4/27/2027	68	75

Wells Fargo & Co.

3.00%, 2/19/2025	99	106

4.10%, 6/3/2026	21	24

4.30%, 7/22/2027	30	34

(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	170	188

		3,394

Beverages — 0.4%

Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	165	195

Constellation Brands, Inc. 2.88%, 5/1/2030	11	12

Keurig Dr Pepper, Inc.

4.42%, 5/25/2025	75	84

4.60%, 5/25/2028	50	59

PepsiCo, Inc. 1.63%, 5/1/2030	33	33

		383

Biotechnology — 0.5%

AbbVie, Inc.

3.45%, 3/15/2022	69	70

4.25%, 11/14/2028	100	115

Amgen, Inc. 2.20%, 2/21/2027	43	45

Baxalta, Inc. 3.60%, 6/23/2022	23	23

Biogen, Inc. 2.25%, 5/1/2030	40	41

Gilead Sciences, Inc.

3.50%, 2/1/2025	25	27

3.65%, 3/1/2026	57	63

Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	27

		411

Building Products — 0.0% (c)

Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 1.7%

Blackstone Secured Lending Fund 3.65%, 7/14/2023	55	57

Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	56

Charles Schwab Corp. (The) 3.23%, 9/1/2022	40	41

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Capital Markets — continued

Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032 (b)	150	155

Goldman Sachs Group, Inc. (The) (SOFR + 0.82%), 1.54%, 9/10/2027 (b)	150	151

(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	149	165

(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	80	92

Invesco Finance plc 3.75%, 1/15/2026	125	138

Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025 (a)	100	111

Morgan Stanley

3.70%, 10/23/2024	83	90

(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	127	128

(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	150	167

(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	90	87

Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	17	19

		1,457

Chemicals — 0.4%

International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (a)	40	40

LYB International Finance III LLC 2.25%, 10/1/2030	75	76

Mosaic Co. (The) 3.25%, 11/15/2022	21	22

Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	48

PPG Industries, Inc. 1.20%, 3/15/2026	37	37

Sherwin-Williams Co. (The) 3.30%, 2/1/2025	110	118

		341

Commercial Services & Supplies — 0.3%

Republic Services, Inc. 3.38%, 11/15/2027	200	220

Construction & Engineering — 0.0% (c)

Quanta Services, Inc. 2.90%, 10/1/2030	21	22

Construction Materials — 0.1%

Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	86

Consumer Finance — 1.3%

AerCap Ireland Capital DAC (Ireland)

3.50%, 5/26/2022	150	153

4.13%, 7/3/2023	200	211

Avolon Holdings Funding Ltd. (Ireland)

3.95%, 7/1/2024 (a)	120	128

4.25%, 4/15/2026 (a)	90	98

2.53%, 11/18/2027 (a)	334	331

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued

General Motors Financial Co., Inc. 2.35%, 1/8/2031	200	198

		1,119

Containers & Packaging — 0.3%

Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	41	41

Packaging Corp. of America 3.00%, 12/15/2029	100	107

WRKCo, Inc. 3.00%, 9/15/2024	80	85

		233

Diversified Financial Services — 1.2%

Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	10	10

National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	204

ORIX Corp. (Japan) 2.90%, 7/18/2022	81	83

Private Export Funding Corp.

Series EE, 2.80%, 5/15/2022	500	509

Series KK, 3.55%, 1/15/2024	200	215

		1,021

Diversified Telecommunication Services — 0.9%

AT&T, Inc. 7.88%, 2/15/2030	250	351

Qwest Corp. 6.75%, 12/1/2021	148	150

Verizon Communications, Inc.

2.10%, 3/22/2028	25	26

4.50%, 8/10/2033	208	251

		778

Electric Utilities — 2.2%

American Electric Power Co., Inc. 2.30%, 3/1/2030	100	101

Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	44

Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	216

DTE Electric Co. 2.65%, 6/15/2022	20	20

Duke Energy Corp. 3.75%, 4/15/2024	150	161

Duquesne Light Holdings, Inc.

2.53%, 10/1/2030 (a)	51	51

2.78%, 1/7/2032 (a)	14	14

Edison International 4.13%, 3/15/2028	50	54

Enel Finance International NV (Italy) 3.63%, 5/25/2027 (a)	200	221

Entergy Mississippi LLC 2.85%, 6/1/2028	186	199

Evergy Metro, Inc. 3.15%, 3/15/2023	47	49

ITC Holdings Corp. 2.95%, 5/14/2030 (a)	39	41

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Electric Utilities — continued

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	99

Niagara Mohawk Power Corp.

3.51%, 10/1/2024 (a)	28	30

1.96%, 6/27/2030 (a)	29	29

NRG Energy, Inc. 2.45%, 12/2/2027 (a)	37	38

OGE Energy Corp. 0.70%, 5/26/2023	18	18

Pacific Gas and Electric Co.

(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (b)	81	81

4.55%, 7/1/2030	75	80

Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	132	141

SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	25	25

Southern California Edison Co. 1.85%, 2/1/2022	4	4

Southern Co. (The) 3.25%, 7/1/2026	167	181

Virginia Electric and Power Co. 3.45%, 2/15/2024	21	22

		1,919

Electrical Equipment — 0.3%

Eaton Corp. 3.10%, 9/15/2027	140	153

Rockwell Automation, Inc. 1.75%, 8/15/2031	100	99

		252

Electronic Equipment, Instruments & Components — 0.1%

Arrow Electronics, Inc.

4.50%, 3/1/2023	16	17

3.88%, 1/12/2028	100	110

		127

Energy Equipment & Services — 0.1%

Halliburton Co. 3.80%, 11/15/2025	7	8

Schlumberger Investment SA 2.65%, 6/26/2030	94	98

		106

Entertainment — 0.1%

Walt Disney Co. (The) 7.70%, 10/30/2025	50	63

Equity Real Estate Investment Trusts (REITs) — 2.1%

Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	30	30

American Tower Corp.

5.00%, 2/15/2024	38	42

1.50%, 1/31/2028	68	66

AvalonBay Communities, Inc.

3.35%, 5/15/2027	28	31

2.45%, 1/15/2031	100	104

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued

Boston Properties LP 3.20%, 1/15/2025	152	162

Brixmor Operating Partnership LP

3.85%, 2/1/2025	50	54

2.25%, 4/1/2028	10	10

Corporate Office Properties LP 2.00%, 1/15/2029	26	26

Crown Castle International Corp. 2.25%, 1/15/2031	72	71

Equinix, Inc. 2.00%, 5/15/2028	37	38

Essex Portfolio LP 1.65%, 1/15/2031	53	51

Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	52	57

Healthcare Trust of America Holdings LP

3.10%, 2/15/2030	68	73

2.00%, 3/15/2031	29	28

Healthpeak Properties, Inc. 3.40%, 2/1/2025	3	3

Life Storage LP 2.20%, 10/15/2030	25	25

Mid-America Apartments LP 1.70%, 2/15/2031	36	35

Office Properties Income Trust

2.65%, 6/15/2026	17	17

2.40%, 2/1/2027	70	70

Realty Income Corp. 3.65%, 1/15/2028	150	168

Safehold Operating Partnership LP 2.80%, 6/15/2031	88	89

Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150	161

SITE Centers Corp. 3.63%, 2/1/2025	12	13

UDR, Inc. 2.10%, 8/1/2032	48	47

Ventas Realty LP

3.75%, 5/1/2024	44	47

3.50%, 2/1/2025	27	29

4.13%, 1/15/2026	17	19

3.25%, 10/15/2026	45	49

Welltower, Inc. 4.50%, 1/15/2024	100	108

WP Carey, Inc.

2.40%, 2/1/2031	12	12

2.25%, 4/1/2033	100	98

		1,833

Food & Staples Retailing — 0.3%

7-Eleven, Inc. 1.30%, 2/10/2028 (a)	80	78

Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030 (a)	100	104

CVS Pass-Through Trust 5.93%, 1/10/2034 (a)	40	49

		231

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Food Products — 0.7%

Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	59

Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	51

Campbell Soup Co.

3.95%, 3/15/2025	50	55

2.38%, 4/24/2030	74	74

Kellogg Co. 3.40%, 11/15/2027	95	105

Mondelez International, Inc. 1.88%, 10/15/2032	125	122

Smithfield Foods, Inc.

5.20%, 4/1/2029 (a)	7	8

3.00%, 10/15/2030 (a)	18	19

Tyson Foods, Inc. 3.95%, 8/15/2024	73	79

		572

Gas Utilities — 0.1%

Atmos Energy Corp. 2.63%, 9/15/2029	42	44

ONE Gas, Inc. 2.00%, 5/15/2030	26	26

		70

Health Care Equipment & Supplies — 0.3%

Becton Dickinson and Co. 1.96%, 2/11/2031	150	148

Boston Scientific Corp.

3.75%, 3/1/2026	31	34

4.00%, 3/1/2029	19	22

Zimmer Biomet Holdings, Inc.

3.70%, 3/19/2023	19	20

3.55%, 4/1/2025	50	54

		278

Health Care Providers & Services — 0.5%

Cigna Corp. 3.50%, 6/15/2024	72	77

CommonSpirit Health 2.78%, 10/1/2030	50	52

HCA, Inc. 4.13%, 6/15/2029	150	170

UnitedHealth Group, Inc. 2.30%, 5/15/2031	73	76

Universal Health Services, Inc.

2.65%, 10/15/2030 (a)	56	57

2.65%, 1/15/2032 (a)	25	25

		457

Hotels, Restaurants & Leisure — 0.2%

Expedia Group, Inc. 3.25%, 2/15/2030	100	104

McDonald’s Corp. 2.13%, 3/1/2030	58	59

		163

Household Durables — 0.2%

Lennar Corp. 5.25%, 6/1/2026	140	162

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Industrial Conglomerates — 0.2%

Roper Technologies, Inc.

3.80%, 12/15/2026	15	17

1.40%, 9/15/2027	174	173

		190

Insurance — 1.4%

American International Group, Inc. 3.75%, 7/10/2025	161	177

Aon plc 3.88%, 12/15/2025	143	158

Assurant, Inc. 4.20%, 9/27/2023	90	96

Athene Global Funding

1.45%, 1/8/2026 (a)	68	68

2.95%, 11/12/2026 (a)	82	88

Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	38	38

CNA Financial Corp.

3.95%, 5/15/2024	52	56

4.50%, 3/1/2026	38	43

New York Life Global Funding 1.20%, 8/7/2030 (a)	150	143

Principal Financial Group, Inc. 3.10%, 11/15/2026	150	163

Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	188

		1,218

Internet & Direct Marketing Retail — 0.1%

eBay, Inc. 2.60%, 5/10/2031	100	103

IT Services — 0.2%

Global Payments, Inc. 3.20%, 8/15/2029	50	54

International Business Machines Corp. 3.50%, 5/15/2029	100	112

		166

Leisure Products — 0.1%

Hasbro, Inc. 3.90%, 11/19/2029	75	84

Life Sciences Tools & Services — 0.1%

Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	100	110

Machinery — 0.1%

Otis Worldwide Corp. 2.57%, 2/15/2030	44	46

Media — 0.7%

Charter Communications Operating LLC

4.91%, 7/23/2025	160	181

2.30%, 2/1/2032	50	49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Media — continued

Comcast Corp.

3.38%, 2/15/2025	77	83

3.38%, 8/15/2025	80	88

3.15%, 3/1/2026	16	17

Cox Communications, Inc. 1.80%, 10/1/2030 (a)	67	65

Fox Corp. 4.71%, 1/25/2029	35	41

ViacomCBS, Inc. 4.00%, 1/15/2026	100	111

		635

Metals & Mining — 0.3%

Glencore Funding LLC (Australia)

2.50%, 9/1/2030 (a)	60	60

2.85%, 4/27/2031 (a)	150	153

Steel Dynamics, Inc.

1.65%, 10/15/2027	33	33

3.45%, 4/15/2030	21	23

		269

Multiline Retail — 0.3%

Dollar General Corp. 4.13%, 5/1/2028	150	173

Kohl’s Corp. 3.38%, 5/1/2031	100	105

		278

Multi-Utilities — 0.5%

CenterPoint Energy, Inc. 1.45%, 6/1/2026	29	29

Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	177

Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	106

Puget Energy, Inc. 2.38%, 6/15/2028 (a)	17	17

Sempra Energy 4.05%, 12/1/2023	48	51

WEC Energy Group, Inc. 3.55%, 6/15/2025	73	79

		459

Oil, Gas & Consumable Fuels — 2.5%

APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	100	114

Cameron LNG LLC 2.90%, 7/15/2031 (a)	84	90

Cheniere Corpus Christi Holdings LLC

5.88%, 3/31/2025	50	57

5.13%, 6/30/2027	81	94

Chevron Corp. 2.00%, 5/11/2027	19	20

Chevron USA, Inc. 3.85%, 1/15/2028	100	114

Cimarex Energy Co. 3.90%, 5/15/2027	60	66

ConocoPhillips

3.75%, 10/1/2027 (a)	60	68

2.40%, 2/15/2031 (a)	14	14

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued

Diamondback Energy, Inc. 3.25%, 12/1/2026	100	107

Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	61

Energy Transfer LP

3.60%, 2/1/2023	28	29

4.90%, 2/1/2024	61	66

4.05%, 3/15/2025	91	99

Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	114	117

Gray Oak Pipeline LLC

2.60%, 10/15/2025 (a)	40	41

3.45%, 10/15/2027 (a)	50	53

Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	51

HollyFrontier Corp.

2.63%, 10/1/2023	12	12

5.88%, 4/1/2026	40	46

Marathon Petroleum Corp.

4.50%, 5/1/2023	62	66

3.63%, 9/15/2024	67	71

4.70%, 5/1/2025	38	43

MPLX LP

3.38%, 3/15/2023	32	33

4.25%, 12/1/2027	27	31

NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	22	23

ONEOK Partners LP

3.38%, 10/1/2022	12	12

5.00%, 9/15/2023	28	30

ONEOK, Inc. 3.40%, 9/1/2029	150	161

Ovintiv Exploration, Inc. 5.38%, 1/1/2026	40	45

Phillips 66 1.30%, 2/15/2026	28	28

Pioneer Natural Resources Co.

1.13%, 1/15/2026	50	50

1.90%, 8/15/2030	72	69

Plains All American Pipeline LP 4.65%, 10/15/2025	100	111

Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	20	23

TC PipeLines LP 3.90%, 5/25/2027	42	47

		2,162

Pharmaceuticals — 0.7%

AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	74

Bristol-Myers Squibb Co.

3.40%, 7/26/2029	71	80

1.45%, 11/13/2030	100	97

Mylan, Inc. 4.55%, 4/15/2028	75	86

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued

Pharmaceuticals — continued

Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	200

Zoetis, Inc. 2.00%, 5/15/2030	80	80

		617

Real Estate Management & Development — 0.2%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022 (a)	200	203

Road & Rail — 0.8%

CSX Corp. 3.25%, 6/1/2027	162	177

JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	67

Norfolk Southern Corp. 2.55%, 11/1/2029	150	158

Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	200	212

Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	110	111

		725

Semiconductors & Semiconductor Equipment — 0.8%

Broadcom, Inc.

4.75%, 4/15/2029	50	58

4.15%, 11/15/2030	150	170

Marvell Technology, Inc. 2.45%, 4/15/2028 (a)	52	53

Microchip Technology, Inc.

0.97%, 2/15/2024 (a)	72	72

0.98%, 9/1/2024 (a)	50	50

NXP BV (China) 2.50%, 5/11/2031 (a)	100	103

QUALCOMM, Inc. 3.25%, 5/20/2027	94	104

Xilinx, Inc. 2.38%, 6/1/2030	50	51

		661

Software — 0.4%

Citrix Systems, Inc. 1.25%, 3/1/2026	25	25

Intuit, Inc. 1.65%, 7/15/2030	125	124

Oracle Corp. 2.88%, 3/25/2031	168	177

VMware, Inc.

1.40%, 8/15/2026	25	25

1.80%, 8/15/2028	15	15

		366

Specialty Retail — 0.4%

AutoZone, Inc. 4.00%, 4/15/2030	83	95

Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	224

O’Reilly Automotive, Inc. 3.60%, 9/1/2027	62	70

		389

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 0.3%

Apple, Inc. 2.38%, 2/8/2041	100	98

Dell International LLC 5.30%, 10/1/2029	100	122

		220

Tobacco — 0.3%

Altria Group, Inc. 2.45%, 2/4/2032	84	82

BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	212

		294

Trading Companies & Distributors — 0.5%

Air Lease Corp.

3.00%, 9/15/2023	250	260

3.63%, 12/1/2027	100	108

Aviation Capital Group LLC 3.88%, 5/1/2023 (a)	100	105

		473

Wireless Telecommunication Services — 0.3%

T-Mobile USA, Inc.

3.88%, 4/15/2030	150	168

2.25%, 11/15/2031	100	100

		268

Total Corporate Bonds (Cost $25,851)		27,319

U.S. Treasury Obligations — 18.8%

U.S. Treasury Bonds 6.13%, 8/15/2029	500	691

U.S. Treasury Notes

0.13%, 6/30/2023	300	300

1.13%, 2/28/2025	1,500	1,532

2.25%, 11/15/2025	500	533

0.38%, 9/30/2027	580	560

0.50%, 10/31/2027	1,500	1,458

1.25%, 3/31/2028	450	456

3.13%, 11/15/2028	1,000	1,141

0.63%, 5/15/2030	1,000	950

0.63%, 8/15/2030	2,300	2,179

0.88%, 11/15/2030	80	77

U.S. Treasury STRIPS Bonds

2.96%, 11/15/2022 (d)	1,300	1,298

2.86%, 5/15/2023 (d)	685	683

2.27%, 8/15/2023 (d)	1,890	1,883

2.65%, 2/15/2024 (d)	1,206	1,197

2.30%, 5/15/2024 (d)	200	198

3.07%, 5/15/2025 (d)	200	196

2.44%, 5/15/2026 (d)	200	193

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
U.S. Treasury Obligations — continued

3.71%, 8/15/2026 (d)	47		45

3.87%, 11/15/2026 (d)	300		286

3.05%, 2/15/2027 (d)	100		95

4.17%, 8/15/2027 (d)	100		94

4.21%, 11/15/2027 (d)	140		131

3.21%, 2/15/2028 (d)	53		49

2.61%, 5/15/2028 (d)	10		9

3.43%, 8/15/2028 (d)	200		185

Total U.S. Treasury Obligations (Cost $16,115)			16,419

Collateralized Mortgage Obligations — 18.6%

Alternative Loan Trust

Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	500		504

Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	70		65

Banc of America Funding Trust Series 2004-1, PO, 3/25/2034 ‡	8		6

CHL Mortgage Pass-Through Trust

Series 2004-HYB3, Class 2A, 2.10%, 6/20/2034 (e)	8		8

Series 2004-5, Class 1A4, 5.50%, 6/25/2034	16		16

Series 2005-22, Class 2A1, 2.58%, 11/25/2035 (e)	73		70

Citigroup Global Markets Mortgage Securities VII, Inc.

Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	(f)	—	(f)

Series 2003-HYB1, Class A, 2.59%, 9/25/2033 (e)	6		6

Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3

FHLMC — GNMA Series 24, Class ZE, 6.25%, 11/25/2023	4		4

FHLMC, REMIC

Series 1144, Class KB, 8.50%, 9/15/2021	—	(f)	—	(f)

Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)

Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)

Series 1343, Class LA, 8.00%, 8/15/2022	1		1

Series 2512, Class PG, 5.50%, 10/15/2022	10		10

Series 2535, Class BK, 5.50%, 12/15/2022	1		1

Series 1470, Class F, 1.31%, 2/15/2023 (e)	—	(f)	—	(f)

Series 2568, Class KG, 5.50%, 2/15/2023	18		19

Series 1466, Class PZ, 7.50%, 2/15/2023	4		4

Series 1491, Class I, 7.50%, 4/15/2023	2		2

Series 1798, Class F, 5.00%, 5/15/2023	2		2

Series 1518, Class G, IF, 8.85%, 5/15/2023 (e)	2		2

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 1541, Class O, 0.77%, 7/15/2023 (e)	2		2

Series 1608, Class L, 6.50%, 9/15/2023	7		7

Series 1602, Class SA, HB, IF, 22.45%, 10/15/2023 (e)	1		1

Series 2283, Class K, 6.50%, 12/15/2023	2		2

Series 1700, Class GA, PO, 2/15/2024	—	(f)	—	(f)

Series 1671, Class L, 7.00%, 2/15/2024	2		2

Series 1706, Class K, 7.00%, 3/15/2024	12		12

Series 2033, Class SN, HB, IF, 30.16%, 3/15/2024 (e)	1		—	(f)

Series 1720, Class PL, 7.50%, 4/15/2024	34		35

Series 2306, Class K, PO, 5/15/2024	2		2

Series 2306, Class SE, IF, IO, 9.34%, 5/15/2024 (e)	4		—	(f)

Series 1745, Class D, 7.50%, 8/15/2024	3		4

Series 1927, Class PH, 7.50%, 1/15/2027	26		29

Series 1981, Class Z, 6.00%, 5/15/2027	10		11

Series 1987, Class PE, 7.50%, 9/15/2027	4		4

Series 2038, Class PN, IO, 7.00%, 3/15/2028	4		1

Series 2040, Class PE, 7.50%, 3/15/2028	22		26

Series 2063, Class PG, 6.50%, 6/15/2028	23		26

Series 2064, Class TE, 7.00%, 6/15/2028	3		4

Series 2075, Class PM, 6.25%, 8/15/2028	17		19

Series 2075, Class PH, 6.50%, 8/15/2028	17		20

Series 2089, Class PJ, IO, 7.00%, 10/15/2028	5		1

Series 2125, Class JZ, 6.00%, 2/15/2029	10		11

Series 2169, Class TB, 7.00%, 6/15/2029	51		58

Series 2163, Class PC, IO, 7.50%, 6/15/2029	3		—	(f)

Series 2172, Class QC, 7.00%, 7/15/2029	22		26

Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)

Series 2201, Class C, 8.00%, 11/15/2029	8		9

Series 2210, Class Z, 8.00%, 1/15/2030	25		30

Series 2224, Class CB, 8.00%, 3/15/2030	8		10

Series 2256, Class MC, 7.25%, 9/15/2030	14		17

Series 2259, Class ZM, 7.00%, 10/15/2030	14		17

Series 2271, Class PC, 7.25%, 12/15/2030	13		15

Series 2296, Class PD, 7.00%, 3/15/2031	7		8

Series 2344, Class ZD, 6.50%, 8/15/2031	124		143

Series 2344, Class ZJ, 6.50%, 8/15/2031	16		19

Series 2345, Class NE, 6.50%, 8/15/2031	9		11

Series 2351, Class PZ, 6.50%, 8/15/2031	12		14

Series 2410, Class OE, 6.38%, 2/15/2032	10		11

Series 2410, Class NG, 6.50%, 2/15/2032	9		11

Series 2410, Class QX, IF, IO, 8.55%, 2/15/2032 (e)	7		1

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2412, Class SP, IF, 15.91%, 2/15/2032 (e)	26	34

Series 2423, Class MC, 7.00%, 3/15/2032	8	9

Series 2423, Class MT, 7.00%, 3/15/2032	15	18

Series 2444, Class ES, IF, IO, 7.85%, 3/15/2032 (e)	17	3

Series 2450, Class SW, IF, IO, 7.90%, 3/15/2032 (e)	7	1

Series 2435, Class CJ, 6.50%, 4/15/2032	55	64

Series 2441, Class GF, 6.50%, 4/15/2032	16	19

Series 2455, Class GK, 6.50%, 5/15/2032	22	25

Series 2450, Class GZ, 7.00%, 5/15/2032	24	29

Series 2466, Class DH, 6.50%, 6/15/2032	19	22

Series 2474, Class NR, 6.50%, 7/15/2032	20	23

Series 2484, Class LZ, 6.50%, 7/15/2032	33	40

Series 2500, Class MC, 6.00%, 9/15/2032	30	35

Series 2543, Class YX, 6.00%, 12/15/2032	63	72

Series 2575, Class ME, 6.00%, 2/15/2033	119	137

Series 2586, Class WI, IO, 6.50%, 3/15/2033	10	2

Series 2990, Class SL, HB, IF, 24.14%, 6/15/2034 (e)	11	12

Series 3611, PO, 7/15/2034	15	14

Series 2990, Class UZ, 5.75%, 6/15/2035	397	458

Series 3117, Class EO, PO, 2/15/2036	37	34

Series 3117, Class OK, PO, 2/15/2036	4	4

Series 3122, Class OH, PO, 3/15/2036	29	27

Series 3152, Class MO, PO, 3/15/2036	94	88

Series 3607, Class AO, PO, 4/15/2036	22	21

Series 3137, Class XP, 6.00%, 4/15/2036	52	61

Series 3819, Class ZQ, 6.00%, 4/15/2036	146	172

Series 3149, Class SO, PO, 5/15/2036	5	5

Series 3171, Class MO, PO, 6/15/2036	22	21

Series 3179, Class OA, PO, 7/15/2036	12	11

Series 3202, Class HI, IF, IO, 6.55%, 8/15/2036 (e)	118	25

Series 3232, Class ST, IF, IO, 6.60%, 10/15/2036 (e)	24	5

Series 3417, Class EO, PO, 11/15/2036	201	191

Series 3316, Class JO, PO, 5/15/2037	3	3

Series 3607, Class OP, PO, 7/15/2037	111	100

Series 3481, Class SJ, IF, IO, 5.75%, 8/15/2038 (e)	59	11

Series 3680, Class MA, 4.50%, 7/15/2039	60	63

Series 4219, Class JA, 3.50%, 8/15/2039	37	37

Series 4096, Class HA, 2.00%, 12/15/2041	151	155

FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	267	290

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

FHLMC, Structured Pass-Through Certificates, Whole Loan

Series T-41, Class 3A, 5.00%, 7/25/2032 (e)	19		21

Series T-76, Class 2A, 1.68%, 10/25/2037 (e)	86		87

Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	18		24

Series T-54, Class 2A, 6.50%, 2/25/2043	180		215

Series T-54, Class 3A, 7.00%, 2/25/2043	58		70

Series T-56, Class A5, 5.23%, 5/25/2043	426		488

Series T-58, Class A, PO, 9/25/2043	12		10

FNMA Trust, Whole Loan

Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	19		23

Series 2005-W3, Class 2AF, 0.31%, 3/25/2045 (e)	67		67

FNMA, REMIC

Series 2001-48, Class Z, 6.50%, 9/25/2021	—	(f)	—	(f)

Series 2002-1, Class HC, 6.50%, 2/25/2022	—	(f)	—	(f)

Series 1992-107, Class SB, HB, IF, 29.80%, 6/25/2022 (e)	1		1

Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)

Series G92-35, Class E, 7.50%, 7/25/2022	—	(f)	—	(f)

Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)

Series 1996-59, Class J, 6.50%, 8/25/2022	—	(f)	—	(f)

Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)

Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	—	(f)

Series G93-5, Class Z, 6.50%, 2/25/2023	—	(f)	1

Series 1993-37, Class PX, 7.00%, 3/25/2023	10		10

Series 1993-25, Class J, 7.50%, 3/25/2023	1		1

Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)

Series 1998-43, Class EA, PO, 4/25/2023	13		13

Series 1993-54, Class Z, 7.00%, 4/25/2023	3		3

Series 1993-62, Class SA, IF, 19.88%, 4/25/2023 (e)	1		1

Series 1993-122, Class M, 6.50%, 7/25/2023	1		1

Series 1996-14, Class SE, IF, IO, 9.49%, 8/25/2023 (e)	8		—	(f)

Series 1993-178, Class PK, 6.50%, 9/25/2023	2		2

Series 1993-165, Class SD, IF, 14.26%, 9/25/2023 (e)	—	(f)	—	(f)

Series 1993-183, Class KA, 6.50%, 10/25/2023	26		28

Series 1993-189, Class PL, 6.50%, 10/25/2023	9		10

Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)

Series 1993-247, Class SA, HB, IF, 29.76%, 12/25/2023 (e)	3		3

Series G95-1, Class C, 8.80%, 1/25/2025	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2005-121, Class DX, 5.50%, 1/25/2026	90	95

Series 1997-20, IO, 1.84%, 3/25/2027 (e)	2	—	(f)

Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	2	—	(f)

Series 1997-27, Class J, 7.50%, 4/18/2027	5	6

Series 1997-29, Class J, 7.50%, 4/20/2027	6	7

Series 1997-39, Class PD, 7.50%, 5/20/2027	12	13

Series 2012-47, Class HF, 0.48%, 5/25/2027 (e)	49	49

Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	3	—	(f)

Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	3

Series 2000-2, Class ZE, 7.50%, 2/25/2030	26	30

Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	19	3

Series 2001-36, Class DE, 7.00%, 8/25/2031	23	27

Series 2001-49, Class Z, 6.50%, 9/25/2031	5	5

Series 2001-44, Class PD, 7.00%, 9/25/2031	5	6

Series 2003-52, Class SX, HB, IF, 22.70%, 10/25/2031 (e)	6	9

Series 2004-74, Class SW, IF, 15.32%, 11/25/2031 (e)	17	22

Series 2001-81, Class LO, PO, 1/25/2032	3	3

Series 2002-1, Class SA, HB, IF, 24.91%, 2/25/2032 (e)	2	3

Series 2002-21, Class PE, 6.50%, 4/25/2032	13	15

Series 2002-28, Class PK, 6.50%, 5/25/2032	13	15

Series 2002-37, Class Z, 6.50%, 6/25/2032	17	19

Series 2004-61, Class SH, HB, IF, 23.65%, 11/25/2032 (e)	19	29

Series 2003-22, Class UD, 4.00%, 4/25/2033	58	63

Series 2003-34, Class GE, 6.00%, 5/25/2033	129	148

Series 2003-39, IO, 6.00%, 5/25/2033 (e)	3	1

Series 2003-47, Class PE, 5.75%, 6/25/2033	60	68

Series 2003-64, Class SX, IF, 13.51%, 7/25/2033 (e)	7	9

Series 2003-71, Class DS, IF, 7.34%, 8/25/2033 (e)	62	69

Series 2005-56, Class TP, IF, 17.90%, 8/25/2033 (e)	25	31

Series 2003-91, Class SD, IF, 12.36%, 9/25/2033 (e)	5	6

Series 2003-116, Class SB, IF, IO, 7.52%, 11/25/2033 (e)	48	9

Series 2006-44, Class P, PO, 12/25/2033	18	17

Series 2003-130, Class SX, IF, 11.39%, 1/25/2034 (e)	2	2

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-25, Class SA, IF, 19.29%, 4/25/2034 (e)	21	30

Series 2004-46, Class SK, IF, 16.27%, 5/25/2034 (e)	15	19

Series 2004-36, Class SA, IF, 19.29%, 5/25/2034 (e)	33	49

Series 2004-50, Class VZ, 5.50%, 7/25/2034	206	233

Series 2005-74, Class CS, IF, 19.79%, 5/25/2035 (e)	16	20

Series 2005-45, Class DC, HB, IF, 24.00%, 6/25/2035 (e)	33	48

Series 2005-56, Class S, IF, IO, 6.63%, 7/25/2035 (e)	20	4

Series 2005-68, Class PG, 5.50%, 8/25/2035	117	134

Series 2005-73, Class PS, IF, 16.49%, 8/25/2035 (e)	57	76

Series 2005-106, Class US, HB, IF, 24.26%, 11/25/2035 (e)	36	52

Series 2006-27, Class OH, PO, 4/25/2036	28	27

Series 2006-65, Class QO, PO, 7/25/2036	17	16

Series 2006-56, Class FC, 0.37%, 7/25/2036 (e)	113	113

Series 2006-79, Class DO, PO, 8/25/2036	19	19

Series 2006-77, Class PC, 6.50%, 8/25/2036	33	38

Series 2006-110, PO, 11/25/2036	30	28

Series 2006-124, Class HB, 2.20%, 11/25/2036 (e)	50	51

Series 2007-14, Class ES, IF, IO, 6.36%, 3/25/2037 (e)	23	4

Series 2007-81, Class GE, 6.00%, 8/25/2037	58	68

Series 2007-79, Class SB, HB, IF, 23.71%, 8/25/2037 (e)	23	37

Series 2007-88, Class VI, IF, IO, 6.46%, 9/25/2037 (e)	60	13

Series 2007-91, Class ES, IF, IO, 6.38%, 10/25/2037 (e)	157	34

Series 2007-116, Class HI, IO, 1.41%, 1/25/2038 (e)	30	1

Series 2008-16, Class IS, IF, IO, 6.12%, 3/25/2038 (e)	8	1

Series 2008-10, Class XI, IF, IO, 6.15%, 3/25/2038 (e)	15	3

Series 2008-28, Class QS, HB, IF, 20.45%, 4/25/2038 (e)	19	27

Series 2008-46, Class HI, IO, 1.65%, 6/25/2038 (e)	25	2

Series 2013-25, Class DC, 2.50%, 6/25/2039	210	218

Series 2009-69, PO, 9/25/2039	30	27

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2009-103, Class MB, 2.11%, 12/25/2039 (e)	34		36

Series 2010-71, Class HJ, 5.50%, 7/25/2040	75		87

Series 2011-118, Class MT, 7.00%, 11/25/2041	95		116

Series 2011-118, Class NT, 7.00%, 11/25/2041	85		103

Series 2013-101, Class DO, PO, 10/25/2043	169		148

Series 2013-128, PO, 12/25/2043	144		129

Series 2019-65, Class PA, 2.50%, 5/25/2048	255		263

FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	25		24

FNMA, REMIC Trust, Whole Loan

Series 2007-W7, Class 1A4, HB, IF, 38.67%, 7/25/2037 (e)	5		9

Series 2003-W4, Class 2A, 5.66%, 10/25/2042 (e)	12		13

Series 2003-W1, Class 1A1, 5.09%, 12/25/2042 (e)	61		68

FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.25%, 10/25/2037 (e)	20		24

FNMA, STRIPS

Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)

Series 300, Class 1, PO, 9/25/2024	7		7

Series 329, Class 1, PO, 1/25/2033	3		3

GNMA

Series 2003-24, PO, 3/16/2033	5		5

Series 2003-40, Class TJ, 6.50%, 3/20/2033	117		126

Series 2003-52, Class AP, PO, 6/16/2033	31		29

Series 2004-28, Class S, IF, 19.40%, 4/16/2034 (e)	9		12

Series 2004-73, Class AE, IF, 14.66%, 8/17/2034 (e)	1		1

Series 2004-71, Class SB, HB, IF, 29.03%, 9/20/2034 (e)	15		22

Series 2004-90, Class SI, IF, IO, 6.01%, 10/20/2034 (e)	87		13

Series 2005-68, Class DP, IF, 16.20%, 6/17/2035 (e)	16		20

Series 2005-68, Class KI, IF, IO, 6.21%, 9/20/2035 (e)	155		31

Series 2006-38, Class ZK, 6.50%, 8/20/2036	263		293

Series 2006-59, Class SD, IF, IO, 6.61%, 10/20/2036 (e)	17		2

Series 2007-17, Class JI, IF, IO, 6.71%, 4/16/2037 (e)	68		15

Series 2007-27, Class SA, IF, IO, 6.11%, 5/20/2037 (e)	82		11

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Series 2007-45, Class QA, IF, IO, 6.55%, 7/20/2037 (e)	70		10

Series 2007-40, Class SB, IF, IO, 6.66%, 7/20/2037 (e)	113		21

Series 2007-50, Class AI, IF, IO, 6.69%, 8/20/2037 (e)	57		1

Series 2007-53, Class ES, IF, IO, 6.46%, 9/20/2037 (e)	18		3

Series 2007-53, Class SW, IF, 19.94%, 9/20/2037 (e)	14		19

Series 2009-79, Class OK, PO, 11/16/2037	54		51

Series 2007-76, Class SA, IF, IO, 6.44%, 11/20/2037 (e)	37		5

Series 2007-72, Class US, IF, IO, 6.46%, 11/20/2037 (e)	36		4

Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038 (e)	119		19

Series 2008-33, Class XS, IF, IO, 7.60%, 4/16/2038 (e)	26		4

Series 2008-40, Class SA, IF, IO, 6.30%, 5/16/2038 (e)	73		13

Series 2008-50, Class KB, 6.00%, 6/20/2038	90		103

Series 2008-55, Class SA, IF, IO, 6.11%, 6/20/2038 (e)	43		7

Series 2008-93, Class AS, IF, IO, 5.61%, 12/20/2038 (e)	49		6

Series 2009-6, Class SA, IF, IO, 6.00%, 2/16/2039 (e)	13		1

Series 2009-31, Class TS, IF, IO, 6.21%, 3/20/2039 (e)	41		3

Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	22		5

Series 2009-22, Class SA, IF, IO, 6.18%, 4/20/2039 (e)	60		9

Series 2009-92, Class ZC, 5.00%, 10/20/2039	324		366

Series 2011-137, Class WA, 5.58%, 7/20/2040 (e)	147		172

Series 2010-105, Class B, 5.00%, 8/20/2040	413		472

Series 2010-130, Class CP, 7.00%, 10/16/2040	37		45

Series 2013-91, Class WA, 4.48%, 4/20/2043 (e)	325		359

Series 2012-H24, Class FA, 0.55%, 3/20/2060 (e)	4		5

Series 2013-H03, Class FA, 0.40%, 8/20/2060 (e)	—	(f)	—	(f)

Series 2012-H21, Class DF, 0.75%, 5/20/2061 (e)	2		2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued

Series 2012-H26, Class MA, 0.65%, 7/20/2062 (e)	1	1

Series 2012-H29, Class FA, 0.62%, 10/20/2062 (e)	288	289

Series 2014-H15, Class FA, 0.60%, 7/20/2064 (e)	531	533

Series 2014-H17, Class FC, 0.60%, 7/20/2064 (e)	435	436

Series 2015-H15, Class FJ, 0.54%, 6/20/2065 (e)	501	503

Series 2015-H18, Class FA, 0.55%, 6/20/2065 (e)	331	332

Series 2015-H20, Class FA, 0.57%, 8/20/2065 (e)	455	457

Series 2015-H26, Class FG, 0.62%, 10/20/2065 (e)	523	526

GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	30	46

Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033 ‡	1	—	(f)

JPMorgan Mortgage Trust

Series 2003-A1, Class 1A1, 1.90%, 10/25/2033 (e)	123	124

Series 2006-A2, Class 5A3, 2.43%, 11/25/2033 (e)	28	28

Series 2006-A2, Class 4A1, 2.23%, 8/25/2034 (e)	9	10

MASTR Adjustable Rate Mortgages Trust

Series 2004-13, Class 2A1, 2.66%, 4/21/2034 (e)	25	26

Series 2004-3, Class 4A2, 2.23%, 4/25/2034 (e)	7	7

MASTR Alternative Loan Trust

Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1

Series 2004-4, Class 10A1, 5.00%, 5/25/2024	46	47

Series 2003-9, Class 8A1, 6.00%, 1/25/2034	63	65

Series 2004-7, Class 30, PO, 8/25/2034 ‡	6	5

Series 2005-6, Class 3A1, 5.50%, 12/25/2035	13	12

MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a) ‡	5	5

Merrill Lynch Mortgage Investors Trust

Series 2003-E, Class A1, 0.70%, 10/25/2028 (e)	59	59

Series 2004-A, Class A1, 0.54%, 4/25/2029 (e)	17	17

NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (e)	27	27

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Nomura Asset Acceptance Corp. Alternative Loan Trust

Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7

Series 2003-A1, Class A1, 5.50%, 5/25/2033	2		2

Series 2003-A1, Class A2, 6.00%, 5/25/2033	7		7

RALI Trust

Series 2002-QS16, Class A3, IF, 16.45%, 10/25/2017 (e)	—	(f)	—	(f)

Series 2003-QS9, Class A3, IF, IO, 7.46%, 5/25/2018 ‡ (e)	1		—	(f)

Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (a)	41		28

Seasoned Credit Risk Transfer Trust

Series 2018-1, Class M60C, 3.50%, 5/25/2057	229		244

Series 2017-4, Class M60C, 3.50%, 6/25/2057	314		337

Series 2018-2, Class M55D, 4.00%, 11/25/2057	230		251

Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	422		464

Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	75		83

Series 2019-4, Class M55D, 4.00%, 2/25/2059	258		285

Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	314		332

Vendee Mortgage Trust

Series 1993-1, Class ZB, 7.25%, 2/15/2023	31		32

Series 1994-1, Class 1, 5.09%, 2/15/2024 (e)	30		31

Series 1996-1, Class 1Z, 6.75%, 2/15/2026	79		88

Series 1996-2, Class 1Z, 6.75%, 6/15/2026	25		28

Series 1997-1, Class 2Z, 7.50%, 2/15/2027	114		129

Series 1998-1, Class 2E, 7.00%, 3/15/2028	28		31

WaMu Mortgage Pass-Through Certificates Trust

Series 2003-AR5, Class A7, 2.57%, 6/25/2033 (e)	25		25

Series 2004-AR3, Class A2, 2.59%, 6/25/2034 (e)	12		12

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	76		77

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	(f)	—	(f)

Total Collateralized Mortgage Obligations (Cost $15,330)			16,302

Mortgage-Backed Securities — 10.6%

FHLMC

Pool # 785618, ARM, 2.13%, 7/1/2026 (e)	6		6

Pool # 611141, ARM, 2.23%, 1/1/2027 (e)	6		6

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # 1G2557, ARM, 2.22%, 6/1/2036 (e)	43		46

Pool # 1A1085, ARM, 1.92%, 8/1/2036 (e)	44		45

Pool # 1Q0105, ARM, 2.10%, 9/1/2036 (e)	15		16

Pool # 1B7242, ARM, 2.19%, 9/1/2036 (e)	37		39

Pool # 1Q0737, ARM, 2.29%, 11/1/2036 (e)	18		19

Pool # 1N1511, ARM, 1.91%, 1/1/2037 (e)	25		25

Pool # 1J1543, ARM, 2.48%, 2/1/2037 (e)	5		5

Pool # 1Q0739, ARM, 2.09%, 3/1/2037 (e)	19		20

Pool # 1Q0722, ARM, 2.40%, 4/1/2038 (e)	20		21

FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	—	(f)	—	(f)

FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	5		5

FHLMC Gold Pools, 30 Year

Pool # G00245, 8.00%, 8/1/2024	1		1

Pool # C00376, 8.00%, 11/1/2024	—	(f)	—	(f)

Pool # C00414, 7.50%, 8/1/2025	1		1

Pool # C00452, 7.00%, 4/1/2026	1		2

Pool # G00981, 8.50%, 7/1/2028	3		4

Pool # A17537, 6.00%, 1/1/2034	20		24

Pool # G02682, 7.00%, 2/1/2037	16		19

Pool # Q58054, 4.50%, 11/1/2046	178		199

FHLMC Gold Pools, Other

Pool # G20027, 10.00%, 10/1/2030	3		4

Pool # U80336, 3.50%, 5/1/2033	299		319

Pool # U90690, 3.50%, 6/1/2042	129		139

Pool # U90975, 4.00%, 6/1/2042	109		119

Pool # U91427, 3.50%, 5/1/2043	331		355

FNMA

Pool # 54844, ARM, 2.19%, 9/1/2027 (e)	2		2

Pool # 303532, ARM, 3.87%, 3/1/2029 (e)	1		1

Pool # 745446, ARM, 2.40%, 4/1/2033 (e)	22		23

Pool # 746299, ARM, 2.15%, 9/1/2033 (e)	35		37

Pool # 743546, ARM, 1.99%, 11/1/2033 (e)	36		36

Pool # 735332, ARM, 2.27%, 8/1/2034 (e)	38		39

Pool # 790964, ARM, 1.89%, 9/1/2034 (e)	14		14

Pool # 896463, ARM, 2.42%, 10/1/2034 (e)	35		37

Pool # 810896, ARM, 1.76%, 1/1/2035 (e)	23		24

Pool # 816361, ARM, 1.82%, 1/1/2035 (e)	88		87

Pool # 816594, ARM, 1.68%, 2/1/2035 (e)	14		15

Pool # 816597, ARM, 1.92%, 2/1/2035 (e)	11		11

Pool # 745862, ARM, 2.35%, 4/1/2035 (e)	22		22

Pool # 843026, ARM, 1.70%, 9/1/2035 (e)	38		39

Pool # 832801, ARM, 1.92%, 9/1/2035 (e)	39		40

Pool # 920340, ARM, 2.75%, 2/1/2036 (e)	21		22

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 886558, ARM, 2.02%, 8/1/2036 (e)	9		9

Pool # 893424, ARM, 1.87%, 9/1/2036 (e)	25		26

Pool # 913984, ARM, 1.61%, 2/1/2037 (e)	12		13

Pool # 915645, ARM, 2.26%, 2/1/2037 (e)	36		38

Pool # 887094, ARM, 2.19%, 7/1/2046 (e)	45		48

FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	6		6

FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	2		3

FNMA UMBS, 30 Year

Pool # 189190, 7.50%, 11/1/2022	—	(f)	—	(f)

Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)

Pool # 250103, 8.50%, 7/1/2024	1		1

Pool # 303031, 7.50%, 10/1/2024	—	(f)	—	(f)

Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)

Pool # 695533, 8.00%, 6/1/2027	5		6

Pool # 313687, 7.00%, 9/1/2027	1		1

Pool # 755973, 8.00%, 11/1/2028	7		8

Pool # 598559, 6.50%, 8/1/2031	11		13

Pool # 995409, 8.00%, 11/1/2032	89		103

Pool # 675555, 6.00%, 12/1/2032	13		15

Pool # 674349, 6.00%, 3/1/2033	8		9

Pool # 702901, 6.00%, 5/1/2033	29		35

Pool # 721535, 5.00%, 7/1/2033	46		53

Pool # 723852, 5.00%, 7/1/2033	15		17

Pool # 729296, 5.00%, 7/1/2033	34		39

Pool # 713700, 4.50%, 8/1/2033	18		19

Pool # 737825, 6.00%, 9/1/2033	7		9

Pool # 725027, 5.00%, 11/1/2033	29		34

Pool # 725017, 5.50%, 12/1/2033	31		36

Pool # AA0922, 6.00%, 9/1/2036	42		49

Pool # 986648, 6.00%, 9/1/2037	20		23

Pool # AD9151, 5.00%, 8/1/2040	82		93

Pool # BM3375, 4.00%, 1/1/2048	195		214

Pool # BK8753, 4.50%, 6/1/2049	197		215

Pool # BP6363, 3.00%, 4/1/2050	370		389

FNMA, 30 Year

Pool # 252409, 6.50%, 3/1/2029	7		8

Pool # 752786, 6.00%, 9/1/2033	7		8

FNMA, Other

Pool # AM8317, 2.96%, 3/1/2025	178		191

Pool # AN2309, 2.21%, 7/1/2026	452		476

Pool # AM6381, 3.29%, 8/1/2026	983		1,080

Pool # AM7515, 3.34%, 2/1/2027	500		554

Pool # BL1040, 3.81%, 12/1/2028	150		175

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)
Mortgage-Backed Securities — continued

Pool # BL0907, 3.88%, 12/1/2028	300		349

Pool # AM6892, 3.76%, 9/1/2029	223		256

Pool # BM4162, 3.20%, 10/1/2029 (e)	285		319

Pool # BL4333, 2.52%, 11/1/2029	395		426

Pool # 888408, 6.00%, 3/1/2037	14		16

Pool # 257172, 5.50%, 4/1/2038	6		6

Pool # MA1125, 4.00%, 7/1/2042	185		202

FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (g)	40		41

FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2051 (g)	80		83

GNMA I, 30 Year

Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)

Pool # 363030, 7.00%, 9/15/2023	7		7

Pool # 352022, 7.00%, 11/15/2023	—	(f)	—	(f)

Pool # 366706, 6.50%, 1/15/2024	4		4

Pool # 371281, 7.00%, 2/15/2024	1		1

Pool # 782507, 9.50%, 10/15/2024	—	(f)	—	(f)

Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)

Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)

Pool # 442119, 7.50%, 11/15/2026	1		1

Pool # 411829, 7.50%, 7/15/2027	2		2

Pool # 468149, 8.00%, 8/15/2028	1		1

Pool # 468236, 6.50%, 9/15/2028	30		33

Pool # 486537, 7.50%, 9/15/2028	2		2

Pool # 466406, 6.00%, 11/15/2028	11		12

Pool # 607645, 6.50%, 2/15/2033	8		9

Pool # 781614, 7.00%, 6/15/2033	13		16

Pool # 782615, 7.00%, 6/15/2035	33		39

Pool # 782025, 6.50%, 12/15/2035	43		50

Pool # 681638, 6.00%, 12/15/2038	65		74

GNMA II, 30 Year

Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)

Pool # 1989, 8.50%, 4/20/2025	1		1

Pool # 2006, 8.50%, 5/20/2025	1		1

Pool # 2141, 8.00%, 12/20/2025	—	(f)	—	(f)

Pool # 2234, 8.00%, 6/20/2026	1		1

Pool # 2270, 8.00%, 8/20/2026	1		1

Pool # 2285, 8.00%, 9/20/2026	1		1

Pool # 2324, 8.00%, 11/20/2026	1		1

Pool # 2499, 8.00%, 10/20/2027	2		2

Pool # 2512, 8.00%, 11/20/2027	2		2

Pool # 2525, 8.00%, 12/20/2027	1		1

Pool # 2549, 7.50%, 2/20/2028	1		1

Pool # 2562, 6.00%, 3/20/2028	10		11

INVESTMENTS	PRINCIPAL AMOUNT ($000)		VALUE ($000)

Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)

Pool # 2646, 7.50%, 9/20/2028	2		2

Pool # 4245, 6.00%, 9/20/2038	46		54

Pool # BA7567, 4.50%, 5/20/2048	109		116

Pool # BI0416, 4.50%, 11/20/2048	158		171

Pool # BM9692, 4.50%, 7/20/2049	106		113

Pool # BQ3224, 4.50%, 9/20/2049	461		508

Pool # MA7534, 2.50%, 8/20/2051	130		135

GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	324		346

Total Mortgage-Backed Securities (Cost $8,744)			9,321

Commercial Mortgage-Backed Securities — 9.1%

20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (e)	145		149

Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281		309

FHLMC, Multi-Family Structured Pass-Through Certificates

Series KF12, Class A, 0.79%, 9/25/2022 (e)	8		8

Series KSMC, Class A2, 2.62%, 1/25/2023	500		516

Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	500		541

Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	350		367

Series K737, Class AM, 2.10%, 10/25/2026	305		320

Series K069, Class A2, 3.19%, 9/25/2027 (e)	500		558

Series K081, Class A1, 3.88%, 2/25/2028	102		114

Series K083, Class A2, 4.05%, 9/25/2028 (e)	297		350

Series K088, Class A2, 3.69%, 1/25/2029	480		556

FNMA ACES

Series 2015-M17, Class FA, 1.01%, 11/25/2022 (e)	102		102

Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	394		418

Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	487		518

Series 2015-M7, Class A2, 2.59%, 12/25/2024	644		678

Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	500		546

Series 2018-M13, Class A1, 3.82%, 3/25/2030 (e)	183		207

Series 2020-M50, Class A1, 0.67%, 10/25/2030	475		468

Series 2020-M50, Class A2, 1.20%, 10/25/2030	165		164

Series 2020-M50, Class X1, IO, 2.02%, 10/25/2030 (e)	2,795		304

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued

Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	117	116

Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	20	20

Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (e)	110	15

MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	200	209

SLG Office Trust

Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	155	163

UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	116	117

UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	106

Total Commercial Mortgage-Backed Securities (Cost $7,473)		7,939

Asset-Backed Securities — 9.1%

ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023 (a)	18	18

Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	27	27

American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	65	66

American Credit Acceptance Receivables Trust

Series 2019-4, Class B, 2.43%, 10/12/2023 (a)	1	1

Series 2020-3, Class A, 0.62%, 10/13/2023 (a)	17	17

Series 2021-1, Class A, 0.35%, 5/13/2024 (a)	32	32

American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135	137

AmeriCredit Automobile Receivables Trust

Series 2019-1, Class A3, 2.97%, 11/20/2023	16	16

Series 2019-2, Class A3, 2.28%, 1/18/2024	118	120

Series 2020-1, Class A3, 1.11%, 8/19/2024	67	67

Series 2020-2, Class A3, 0.66%, 12/18/2024	21	21

Series 2021-1, Class A3, 0.37%, 8/18/2025	86	87

Series 2020-3, Class B, 0.76%, 12/18/2025	75	75

Series 2021-2, Class B, 0.69%, 1/19/2027	55	55

Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	100	105

BA Credit Card Trust

Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	233

Series 2020-A1, Class A1, 0.34%, 5/15/2026	88	88

British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	55	58

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CarMax Auto Owner Trust

Series 2018-2, Class A3, 2.98%, 1/17/2023	12	12

Series 2018-3, Class A3, 3.13%, 6/15/2023	60	60

Series 2019-1, Class A3, 3.05%, 3/15/2024	111	113

Series 2020-1, Class A3, 1.89%, 12/16/2024	87	89

Series 2020-3, Class A3, 0.62%, 3/17/2025	85	85

Series 2021-1, Class A3, 0.34%, 12/15/2025	41	41

CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	78	81

CPS Auto Receivables Trust Series 2021-B, Class B, 0.81%, 12/15/2025 (a)	100	100

Credit Acceptance Auto Loan Trust

Series 2019-3A, Class A, 2.38%, 11/15/2028 (a)	250	254

Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250	255

Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	250	251

Drive Auto Receivables Trust

Series 2020-1, Class A3, 2.02%, 11/15/2023	1	1

Series 2021-1, Class A3, 0.44%, 11/15/2024	49	49

Series 2020-2, Class B, 1.42%, 3/17/2025	20	20

DT Auto Owner Trust

Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	65	65

Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	20	20

Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	95	95

Exeter Automobile Receivables Trust

Series 2020-3A, Class B, 0.79%, 9/16/2024	40	40

Series 2021-1A, Class B, 0.50%, 2/18/2025	78	78

Series 2021-2A, Class B, 0.57%, 9/15/2025	55	55

Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	26	26

First Investors Auto Owner Trust

Series 2019-1A, Class A, 2.89%, 3/15/2024 (a)	4	4

Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	29	29

Flagship Credit Auto Trust

Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	167	168

Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	105	108

Series 2021-3, Class A, 0.36%, 7/15/2027 (a)	150	150

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

Ford Credit Auto Lease Trust

Series 2020-A, Class A3, 1.85%, 3/15/2023	43	44

Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47

Series 2021-A, Class A3, 0.26%, 2/15/2024	72	72

FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	12	12

FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	156	156

GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	12	11

GLS Auto Receivables Issuer Trust Series 2020-4A, Class A, 0.52%, 2/15/2024 (a)	35	35

GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	32	32

GM Financial Consumer Automobile Receivables Trust

Series 2018-2, Class A3, 2.81%, 12/16/2022	13	13

Series 2021-1, Class A3, 0.35%, 10/16/2025	34	34

GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	78	78

Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	11	11

Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	168	169

Hyundai Auto Lease Securitization Trust Series 2020-B, Class A3, 0.51%, 9/15/2023 (a)	135	135

Mercedes-Benz Auto Lease Trust

Series 2019-B, Class A3, 2.00%, 10/17/2022	31	32

Series 2020-A, Class A3, 1.84%, 12/15/2022	58	58

Series 2021-A, Class A3, 0.25%, 1/16/2024	59	58

OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024 (a)	30	30

Progress Residential Trust Series 2021-SFR8, Class E1, 2.38%, 9/17/2038 (a)	100	100

Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (a)	35	35

Santander Drive Auto Receivables Trust

Series 2020-2, Class A3, 0.67%, 4/15/2024	24	24

Series 2020-3, Class B, 0.69%, 3/17/2025	65	65

Series 2021-1, Class B, 0.50%, 4/15/2025	146	147

Series 2021-3, Class B, 0.60%, 12/15/2025	102	103

Series 2020-4, Class C, 1.01%, 1/15/2026	50	50

Series 2021-2, Class C, 0.90%, 6/15/2026	74	75

Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022 (a)	45	45

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 ‡ (h)	23	23

Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	37	38

Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	260

Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022 (a)	168	170

Toyota Auto Receivables Owner Trust

Series 2020-A, Class A2, 1.67%, 11/15/2022	28	28

Series 2020-A, Class A3, 1.66%, 5/15/2024	180	182

Series 2021-A, Class A3, 0.26%, 5/15/2025	131	131

Series 2020-C, Class A4, 0.57%, 10/15/2025	56	56

United Airlines Pass-Through Trust

Series 2016-2, Class AA, 2.88%, 10/7/2028	98	100

Series 2018-1, Class A, 3.70%, 3/1/2030	107	110

United Auto Credit Securitization Trust

Series 2021-1, Class A, 0.34%, 7/10/2023 (a)	28	28

Series 2021-1, Class C, 0.84%, 6/10/2026 (a)	70	70

US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	128	128

US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022 (a)	34	35

Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	18	18

VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (h)	74	74

VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (h)	88	88

VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (h)	79	79

VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	109	109

VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (h)	81	81

VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (h)	115	115

VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (h)	123	123

Westlake Automobile Receivables Trust

Series 2020-2A, Class A2A, 0.93%, 2/15/2024 (a)	51	52

Series 2020-3A, Class B, 0.78%, 11/17/2025 (a)	90	90

World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	156

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued

World Omni Auto Receivables Trust

Series 2020-A, Class A3, 1.70%, 1/17/2023	130	132

Series 2017-B, Class A3, 1.95%, 2/15/2023	7	7

Series 2021-A, Class A3, 0.30%, 1/15/2026	123	123

World Omni Automobile Lease Securitization Trust

Series 2021-A, Class A3, 0.42%, 8/15/2024	67	67

Series 2020-B, Class A4, 0.52%, 2/17/2026	60	60

World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	60	60

Total Asset-Backed Securities (Cost $7,881)		7,936

Foreign Government Securities — 0.2%

United Mexican States (Mexico) 2.66%, 5/24/2031 (Cost $199)	200	198

U.S. Government Agency Securities — 0.1%

Resolution Funding Corp. STRIPS DN, 3.18%, 1/15/2026 (d) (Cost $53)	60	58

	SHARES (000)
Short-Term Investments — 2.2%

Investment Companies — 2.2%

JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (i) (j) (Cost $1,956)	1,955	1,956

Total Investments — 99.9% (Cost $83,602)		87,448
Other Assets Less Liabilities — 0.1%		74

NET ASSETS — 100.0%		87,522

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2021.
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4 (a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of August 31, 2021.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2021.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2021.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2021.
‡	Value determined using significant unobservable inputs.

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2021 (Unaudited)

(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,099,048		$85,492
Investments in affiliates, at value	119,738		1,956
Receivables:
Investment securities sold	150		15
Investment securities sold — delayed delivery securities	80,015		129
Interest from non-affiliates	9,286		335
Dividends from affiliates	4		—	(a)
Due from adviser	—		4

Total Assets	2,308,241		87,931

LIABILITIES:
Payables:
Due to custodian	428		9
Investment securities purchased	—		100
Investment securities purchased — delayed delivery securities	159,380		252
Accrued liabilities:
Investment advisory fees	223		—
Custodian and accounting fees	30		12
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—
Other	7		36

Total Liabilities	160,068		409

Net Assets	$2,148,173		$87,522

NET ASSETS:
Paid-in-Capital	$2,040,894		$83,014
Total distributable earnings (loss)	107,279		4,508

Total Net Assets	$2,148,173		$87,522

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	203,573		8,787
Net asset value, offering and redemption price per share (b)	$10.55		$9.96

Cost of investments in non-affiliates	$2,003,031		$81,646
Cost of investments in affiliates	119,726		1,956

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2021 (Unaudited)

(Amounts in thousands)

	JPMorgan Core Bond Trust	JPMorgan Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$28,465	$1,241
Dividend income from affiliates	31	1

Total investment income	28,496	1,242

EXPENSES:
Investment advisory fees	3,003	139
Administration fees	1,072	50
Custodian and accounting fees	87	37
Interest expense to affiliates	— (a)	—
Professional fees	53	32
Trustees’ and Chief Compliance Officer’s fees	15	13
Printing and mailing costs	8	— (a)
Transfer agency fees	7	— (a)
Other	57	5

Total expenses	4,302	276

Less fees waived	(2,755)	(189)
Less expense reimbursements	—	(12)

Net expenses	1,547	75

Net investment income (loss)	26,949	1,167

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,476	411
Investments in affiliates	(2)	— (a)

Net realized gain (loss)	3,474	411

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	6,098	(834)
Investments in affiliates	2	— (a)

Change in net unrealized appreciation/depreciation	6,100	(834)

Net realized/unrealized gains (losses)	9,574	(423)

Change in net assets resulting from operations	$36,523	$744

(a)	Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	JPMorgan Core Bond Trust		JPMorgan Intermediate Bond Trust
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$26,949	$58,263	$1,167	$3,307
Net realized gain (loss)	3,474	48,621	411	2,760
Change in net unrealized appreciation/depreciation	6,100	(62,702)	(834)	(2,546)

Change in net assets resulting from operations	36,523	44,182	744	3,521

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(27,151)	(108,836)	(1,192)	(4,940)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$92,134	$784,534	$1,750	$5,450
Distributions reinvested	24,648	103,812	821	3,651
Cost of shares redeemed	(198,667)	(662,720)	(19,751)	(42,534)

Change in net assets resulting from capital transactions	$(81,885)	$225,626	$(17,180)	$(33,433)

NET ASSETS:
Change in net assets	(72,513)	160,972	(17,628)	(34,852)
Beginning of period	2,220,686	2,059,714	105,150	140,002

End of period	$2,148,173	$2,220,686	$87,522	$105,150

SHARE TRANSACTIONS:
Issued	8,780	72,882	175	535
Reinvested	2,353	9,653	82	358
Redeemed	(19,044)	(61,771)	(1,983)	(4,135)

Change in Shares	(7,911)	20,764	(1,726)	(3,242)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Trust
Six Months Ended August 31, 2021 (Unaudited)	$10.50	$0.13	$0.05	$0.18	$(0.13)	$—	$(0.13)
Year Ended February 28, 2021	10.80	0.31	(0.03)	0.28	(0.31)	(0.27)	(0.58)
Year Ended February 29, 2020	9.97	0.34	0.87	1.21	(0.34)	(0.04)	(0.38)
Year Ended February 28, 2019	10.03	0.34	(0.03)	0.31	(0.34)	(0.03)	(0.37)
Year Ended February 28, 2018	10.33	0.35	(0.18)	0.17	(0.35)	(0.12)	(0.47)
Year Ended February 28, 2017	10.58	0.33	(0.14)	0.19	(0.34)	(0.10)	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.55	1.77%	$2,148,173	0.14%	2.51%	0.40%	38%
10.50	2.57	2,220,686	0.14	2.89	0.40	66
10.80	12.32	2,059,714	0.14	3.25	0.41	32
9.97	3.16	1,876,288	0.15	3.42	0.42	17
10.03	1.59	2,218,802	0.15	3.36	0.43	18
10.33	1.78	3,159,232	0.15	3.15	0.42	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Intermediate Bond Trust
Six Months Ended August 31, 2021 (Unaudited)	$10.00	$0.12	$(0.04)		$0.08	$(0.12)	$—	$(0.12)
Year Ended February 28, 2021	10.18	0.27	(0.02	)(f)	0.25	(0.27)	(0.16)	(0.43)
Year Ended February 29, 2020	9.65	0.31	0.53		0.84	(0.31)	—	(0.31)
Year Ended February 28, 2019	9.63	0.31	0.02		0.33	(0.31)	—	(0.31)
Year Ended February 28, 2018	9.87	0.30	(0.20)		0.10	(0.30)	(0.04)	(0.34)
Year Ended February 28, 2017	10.37	0.29	(0.15)		0.14	(0.30)	(0.34)	(0.64)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$9.96	0.85%	$87,522	0.15%	2.36%	0.56%	16%
10.00	2.42	105,150	0.15	2.63	0.52	40
10.18	8.79	140,002	0.15	3.08	0.54	23
9.65	3.47	143,173	0.15	3.18	0.53	32
9.63	1.00	162,046	0.15	3.00	0.53	56
9.87	1.33	181,349	0.15	2.85	0.48	32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited)

(Dollar values in thousands)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated September 14, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are two separate diversified series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report: JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust.

The investment objective of JPMorgan Core Bond Trust (“Core Bond Trust”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of JPMorgan Intermediate Bond Trust (“Intermediate Bond Trust”) is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds’ valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Funds at August 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$170,669	$50,562	$221,231
Collateralized Mortgage Obligations	—	242,242	20,240	262,482
Commercial Mortgage-Backed Securities	—	82,746	3,168	85,914
Corporate Bonds	—	618,180	—	618,180
Foreign Government Securities	—	11,808	—	11,808
Mortgage-Backed Securities	—	337,757	—	337,757
Municipal Bonds	—	12,989	—	12,989
U.S. Government Agency Securities	—	16,117	—	16,117
U.S. Treasury Obligations	—	532,570	—	532,570
Short-Term Investments
Investment Companies	119,738	—	—	119,738

Total Investments in Securities	$119,738	$2,025,078	$73,970	$2,218,786

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$7,902	$34	$7,936
Collateralized Mortgage Obligations	—	15,711	591	16,302
Commercial Mortgage-Backed Securities	—	7,939	—	7,939
Corporate Bonds	—	27,319	—	27,319
Foreign Government Securities	—	198	—	198
Mortgage-Backed Securities	—	9,323	—	9,323
U.S. Government Agency Securities	—	58	—	58
U.S. Treasury Obligations	—	16,419	—	16,419
Short-Term Investments
Investment Companies	1,956	—	—	1,956

Total Investments in Securities	$1,956	$84,869	$625	$87,450

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Core Bond Trust	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$58,045	$—		$(136)	$(41)	$4,000	$(11,306)	$—	$—	$50,562
Collateralized Mortgage Obligations	32,493	—	(a)	(206)	(451)	3,132	(14,728)	—	—	20,240
Commercial Mortgage-Backed Securities	4,574	—		5	(60)	2	— (a)	—	(1,353)	3,168

Total	$95,112	$—	(a)	$(337)	$(552)	$7,134	$(26,034)	$—	$(1,353)	$73,970

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

There were no significant transfers into or out of level 3 for the six months ended August 31, 2021.

Intermediate Bond Trust	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021
Investments in Securities:
Asset-Backed Securities	$894	$—	$(6)	$—	(a)	$—	$(854)	$—	$—	$34
Collateralized Mortgage Obligations	654	—	(2)	—	(a)	1	(62)	—	—	591

Total	$1,548	$—	$(8)	$—	(a)	$1	$(916)	$—	$—	$625

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2021, which were valued using significant unobservable inputs (level 3) were as follows:

Value
Core Bond Trust	$(96)
Intermediate Bond Trust	(2)

These amounts are included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$20,616	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (3.37%)
			Constant Default Rate	0.00% - 4.92% (0.11%)
			Yield (Discount Rate of Cash Flows)	1.02% - 5.03% (2.69%)

Asset-Backed Securities	20,616

	8,844	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (69.16%)
			Constant Default Rate	0.00% - 6.62% (0.96%)
			Yield (Discount Rate of Cash Flows)	0.95% - 25.64% (5.82%)

Collateralized Mortgage Obligations	8,844

	3,168	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.84%)
			Yield (Discount Rate of Cash Flows)	-1.07% - 7.75% (2.66%)

Commercial Mortgage-Backed Securities	3,168

Total	$32,628

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2021, the value of these investments was $41,342. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

Intermediate Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$34	Discounted Cash Flow	Constant Prepayment Rate	3.60% - 4.20% (4.00%)
			Constant Default Rate	1.58% - 4.92% (2.68%)
			Yield (Discount Rate of Cash Flows)	3.01% - 3.53% (3.36%)

Asset-Backed Securities	34

	559	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (98.17%)
			Constant Default Rate	0.00% - 1.90% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.41% - 5.86% (1.90%)

Collateralized Mortgage Obligations	559

Total	$593

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31 2021, the value of these investments was $32. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

As of August 31, 2021, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund’s transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2021, which are shown as a Receivable for Investment securities sold — delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2021 are detailed on the SOIs.

The Fund’s delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2021 is as follows:

Fund		Counterparty	Collateral amount
Core Bond Trust	Collateral Received	Goldman Sachs & Co. LLC	$(260)

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund. . The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Funds did not have any securities out on loan at August 31, 2021.

E. Investment Transactions with Affiliates — The Funds invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuer listed in the tables below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Core Bond Trust

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$108,295	$251,747	$240,304	$(2)	$2	$119,738	119,678	$31	$—

Intermediate Bond Trust

For the six months ended August 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at August 31, 2021	Shares at August 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$3,631	$10,635	$12,310	$—	(c)	$—	(c)	$1,956	1,955	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2021.
(c)	Amount rounds to less than one thousand.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

Core Bond Trust invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

G. Allocation of Expenses — Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2021, no liability for Federal income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

J. Recent Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 became effective upon the issuance and its optional relief can be applied through December 31, 2022. Management is currently evaluating the impact, if any, to the Funds’ financial statements of applying ASU 2020-04.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.28% of each Fund’s respective average daily net assets.

The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived administration fees as outlined in Note 3.E.

JPMCB serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds’ average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the six months ended August 31, 2021 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2022.

For the six months ended August 31, 2021, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
Core Bond Trust	$1,622	$1,072	$2,694	$—
Intermediate Bond Trust	139	49	188	12

Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2021 were as follows:

Core Bond Trust	$61
Intermediate Bond Trust	1

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2021, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2021, purchases and sales of investments (excluding short-term investments) were as follows:

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$639,323	$720,363	$147,104	$195,854
Intermediate Bond Trust	8,402	17,122	6,733	13,546

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2021 were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,122,757	$104,603	$8,574	$96,029
Intermediate Bond Trust	83,602	4,062	216	3,846

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 28, 2021, the following Fund deferred to March 1, 2021 the following net capital losses of:

	Net Capital Losses
	Short-Term	Long-Term
Intermediate Bond Trust	$40	$—

During the year ended February 28, 2021, the following Fund utilized capital loss carryforwards as follows:

	Capital Loss Utilized
	Short-Term	Long-Term
Intermediate Bond Trust	$763	$—

At February 28, 2021, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Funds had no borrowings outstanding from another fund during the six months ended August 31, 2021.

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 1, 2021.

The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2021.

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.25%, which has decreased to 1.00% pursuant to the amendment referenced below (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 10, 2021, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a reduction of the Applicable Margin charged for borrowing under the Credit Facility from 1.25% to 1.00%.

The Funds did not utilize the Credit Facility during the six months ended August 31, 2021.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

As of August 31, 2021, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:

	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Trust	2	24.3%
Intermediate Bond Trust	4	83.9

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Funds’ yield (and total return) also may be low or the Funds may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may have a significant negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The full impact of this COVID-19 pandemic, or other future epidemics/pandemics, is currently unknown.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

8. Other Matters

The Trust is seeking to achieve a unified board with common membership across the Trust and the following open-end registered investment companies also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, and J.P. Morgan Exchange-Traded Fund Trust (collectively with the Trust, the “J.P. Morgan Funds”).

At special shareholder meetings expected to take place on or about October 27, 2021, shareholders of the J.P. Morgan Funds are being asked to elect the same sixteen individuals (“Nominees”) to serve on their respective boards:

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

If shareholder approval is obtained for all of the J.P. Morgan Funds, this will result in a unified board structure across all of the J.P. Morgan Funds.

Information about the proposal, including the qualifications of each of the Nominees, is contained in the Trust’s proxy statement, which you can access from the EDGAR Database on the SEC’s website at http://www.sec.gov.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, March 1, 2021, and continued to hold your shares at the end of the reporting period, August 31, 2021.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Core Bond Trust
Actual	$1,000.00	$1,017.70	$0.71	0.14%
Hypothetical	1,000.00	1,024.50	0.71	0.14

JPMorgan Intermediate Bond Trust
Actual	1,000.00	1,008.50	0.76	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in June and August 2021, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). In accordance with SEC guidance, due to the COVID-19 pandemic, the meetings were conducted through video conference. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 11, 2021.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.

A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year including additional reporting and information provided in connection with the COVID-19 pandemic, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.

After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management, personnel changes, if any, and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team, including personnel changes, if any. In addition, the Board considered its discussions with the Adviser regarding the Adviser’s business continuity plan and steps the Adviser was taking to provide ongoing services to the Funds during the COVID-19 pandemic, and the Adviser’s success in continuing to provide services to the Funds and their shareholders throughout this period. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administration services provided by the Adviser in its role as administrator.

The Trustees also considered their knowledge of the nature and quality of services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

The Trustees also considered that the Adviser earns fees from the Funds for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with fee waivers and contractual expense limitations (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that other Funds which had achieved scale as asset levels had increased, no longer had Fee Caps in place, and shared economies of scale through lower average expenses. The Trustees noted that the fees remain satisfactory relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s ongoing investments in its business in support of the Funds, including the Adviser’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels was reasonable. The Trustees concluded that, for Funds with Fee Caps in place, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that, the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts, collective investment trusts, ETFs and/or

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	AUGUST 31, 2021

funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Broadridge investment classification and objective (the “Universe ”), as well as a subset of funds within the Universe (the “Peer Group”), by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

The Trustees noted that the Core Bond Trust’s performance was in the third, second, and second quintiles based upon the Peer Group, and in the second, first and first quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the Intermediate Bond Trust’s performance was in the fourth quintile based upon the Peer

Group for both the one- and three-year periods ended December 31, 2020, and in the fifth, fourth, and fourth quintiles based upon the Universe for the one-, three-, and five-year periods ended December 31, 2020, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory, under the circumstances. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Board’s fixed income committee at each of its regularly scheduled meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as each Fund. The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates, and that changes made to the administration fee in January 2019, if applicable, were reflected in such rate . The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustee, additional waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Core Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

The Trustees noted that the Intermediate Bond Trust’s net advisory fee and actual total expenses were in the first quintile based upon both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was satisfactory in light of the services provided to the Fund.

AUGUST 31, 2021	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, New York 10172

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

277 Park Avenue

New York, New York 10172

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. Each Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.

© JPMorgan Chase & Co., 2021. All rights reserved. August 2021.	SAN-INSTT-821

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 1, 2021

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 1, 2021